            (Art)
                                   The Monitor Funds

                                   Annual Report
                                   to Shareholders

                                   Money Market Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                      . The Monitor Money Market Fund
                                      . The Monitor Ohio Municipal Money
                                      Market Fund
                                      . The Monitor U.S. Treasury Money Market
                                      Fund

                                   Equity Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                      . The Monitor Growth Fund
                                   Trust Shares
                                      . The Monitor Income Equity Fund

                                   Income Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                      . The Monitor Ohio Tax-Free Fund
                                      . The Monitor Fixed Income Securities
                                      Fund
                                      . The Monitor Mortgage Securities Fund
                                   Trust Shares

                                      . The Monitor Short/Intermediate Fixed
                                        Income Securities Fund

                                   December 31, 1996

                                     (ART)

 Message from the Investment Manager

Dear Shareholder,

I am pleased to present the December 31, 1996 Annual Report to Shareholders of The Monitor Funds. It is important for us to share this financial information as well as commentary which we believe is interesting and topical.

While the Dow Jones Industrial Average climbed 26% during 1996, it proved to be only a mediocre year for bonds. The 30 year Treasury started the year yielding 5.95%. A cycle of easings was expected, but only one actually arrived in January. The yield then rose to 7.2% by the middle of the year as surging employment statistics and growth unnerved the market. Rising yields did, however, cause the consumer pullback that stemmed growth in the third quarter.

Recent comments by Federal Reserve officials indicate that they believe the economy will grow 2.0% to 2.5% this year and that inflation will remain contained at 3%. Risks to these trends include the wealth impact on consumer spending caused by recent stock market gains and strength in the housing sector. High consumer debt burdens are cited as posing the greatest risk to the continuation of the economy's expansion. The tight labor market and higher energy prices also pose a risk to the favorable inflation outlook.

We urge you to take a moment and review the Management Discussion and Analysis section of this report. We have included on these pages information concerning each Fund's activity and performance. We have also reformatted the Management Discussion and Analysis section so that all of the pertinent information concerning a particular fund appears on one page. In implementing this change, it is our hope that we are providing you with useful information in a more concise format. Our continuing goal is to more effectively communicate with our shareholders. It is important for us to provide you with the information that you need to take control of your money and make those investment decisions which can contribute to your personal financial goals. You will find the complete financial statements for each of The Monitor Funds, including their portfolios of investments, on the succeeding pages.

We are pleased to welcome our new shareholders. We strive to provide you with solid investment management services. Thank you for your confidence in our organization.


/s/ Norman A. Jacobs
Norman A. Jacobs
President and C.E.O.
The Huntington Trust Company, N.A.
Investment Manager
Columbus, Ohio

--------------------------------------------------------------------------------
 Growth Fund                                                 As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  The Monitor Growth Fund is managed by a team of experienced investment professionals. Each manager brings a unique perspective to the management of this Fund. Phil Farrington, Vice President, is a graduate of Harvard University and has over thirty years of investment management experience. He is part of our equity management team. Jim Gibboney, Jr., Vice President, is a Chartered Financial Analyst, and a graduate of The Ohio State University with an MBA from Xavier University. Jim's primary equity concentrations are in the electric utilities and chemical industries. Here are the managers' comments on The Monitor Growth Fund:

  "The total return of the Fund in 1996 was 16.72% versus 23% for the Standard & Poor's Composite Price 500 Index ("S&P 500"). In an exuberant market environment like that of 1996, our pragmatic approach towards individual stock valuations led us to forgo commitments to certain momentum driven stocks which went higher as the year played out. The five leaders in the S&P 500 return (IBM, Microsoft, Coca Cola, GE and Intel) accounted for almost one quarter of the price appreciation in the index. It is important to note that the S&P 500 is a market capitalization (or size) weighted index, and that those five stocks accounted for a larger than average share of the total return of the Index. Equally weighted, the S&P 500 returned about 13% for 1996--returns which were more in line with the performance of the Fund. The market action last year was enormously positive, but quite narrow when one looks at the composition of those returns.

  The Monitor Growth Fund has invested in stocks of U.S. companies which are growing rapidly abroad. One advantage of this approach is that the product being touted has, in many cases, proven its efficacy in the United States. Management simply has to apply what has already been learned here to overseas markets. McDonald's, Wrigley, Colgate Palmolive, Pepsi and Mattel are shining examples of this strategy.

  As we look forward, The Monitor Growth Fund will continue to emphasize those companies with superior earnings and dividend records. If the 1997 market environment remains favorable, there may be an opportunity for the Fund to branch out from existing sectors of over-concentration into more growth-oriented sectors including medical technology and communications."

--------------------------------------------------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/96

                                  TRUST  INVESTMENT
                                 SHARES      SHARES
        QTR                        5.11%     5.06%
        1-Year Annualized         16.72%    16.43%
        3-Year Annualized         16.00%    15.73%
        5-Year Annualized         11.76%    11.48%
        Annualized Since Incep.  7/3/89    5/1/91
                                  11.82%    11.78%


                               PORTFOLIO PROFILE

          Net Assets ($ mil).............  $180.0
          Net Asset Value (Trust Shares).  $33.97
          Number of Issues...............      51
          Cash Reserves (%)..............       1%


                          FIVE LARGEST EQUITY HOLDINGS

        Schlumberger                          3.6%
        Colgate-Palmolive                     3.6%
        Pfizer                                3.5%
        Sigma-Aldrich                         3.5%
        Anadarko Petroleum                    3.4%

   GROWTH OF $10,000 INVESTED IN THE MONITOR GROWTH FUND--INVESTMENT AND TRUST
                                     SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1996, compared to the Standard & Poor's Composite Price 500 Index ("S&P 500")+, and The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1996, compared to the S&P 500+.


                          [LINE GRAPH APPEARS HERE]

The Monitor Growth Fund - Trust Class

                            7/3/89   12/31/89  12/31/90  12/31/91  12/31/92
The Monitor Growth Fund     10,000    10,128    10,145    12,830    13,841
S&P 500                     10,000    10,362    10,041    13,099    14,096

                           12/31/93  12/31/94  12/31/95  12/31/96
The Monitor Growth Fund     14,329    14,656    19,163    22,367
S&P 500                     15,511    15,714    21,613    26,571

The Monitor Growth Fund - Investment Class

                            5/31/91  12/31/91  12/31/92  12/31/93  12/31/94
The Monitor Growth Fund      9,600    10,173    10,943    11,298    11,533
S&P 500                     10,000    10,899    11,728    12,906    13,075

                           12/31/95  12/31/96
The Monitor Growth Fund     15,040    17,511
S&P 500                     17,983    22,108


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
 **Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.00% ($10,000 investment minus $400 sales load = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
  +The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

--------------------------------------------------------------------------------
 Income Equity Fund                                          As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  Jim Buskirk, portfolio manager of The Monitor Income Equity Fund, is the Chief Investment Officer of the Huntington Trust Company and is responsible for all of the Trust Company's investment activities. With over 18 years of investment management experience, Jim has managed both personal and institutional balanced portfolios and holds the Chartered Financial Analyst designation. Jim received his bachelor's degree in finance from The Ohio State University, and his M.B.A. from the University Of Oregon.

  "The Monitor Income Equity Fund's total return of 16.9% in 1996 was in line with its Lipper Equity Income peer group, but lagged behind the 23% gain of the S&P 500. The reasons for this trailing of that broad index become clear when one considers that only five stocks (Intel, General Electric, Microsoft, Coca Cola and IBM) in that 500 stock benchmark accounted for an incredible one quarter of the price appreciation in the index. The Fund, because it remains true to its charter of providing a relatively high current yield, holds only one of those five stocks, General Electric, a position that was initiated in 1990 when General Electric's dividend yield was much higher. The other four stocks, because of their very low yields, are not appropriate holdings in this income-oriented stock fund.

  Nevertheless, the Fund's 1996 return was buoyed by good results from its holdings in bank stocks, a sector that has appreciated steadily in price to the point where it now accounts for nearly 15% of total Fund assets. Chase Manhattan, Fleet Financial, CoreStates Financial and National City were all good performers last year. Energy stocks, which comprise about 11% of the total assets, also posted above average price gains, with much of their advance coming in the year's fourth quarter.

  After two consecutive strong years for stock prices, history would suggest that the odds favor a correction to develop in 1997. This could, indeed, take place but it would seem to need a combination of weak corporate profits, higher inflation and interest rates, or some political shock to the system in order to unfold. While such a scenario is possible, the current backdrop appears benign. What we do expect (but cannot promise) in 1997 is a continuation of the steady dividend increases that have benefitted the Fund's shareholders through the years. Last year, total annual dividends of $1.00 per share were earned in the Fund, up from the 96 cents per share of 1995; the 86 cents in 1994 and the 72 cents per share in 1991. In fact, dividend growth has averaged 7% per year over the past five years. We will continue to manage the Fund with the intent of continuing that trend."

       INVESTMENT PERFORMANCE PROFILE

            TOTAL RETURNS (%)
         Period Ending 12/31/96

                                  TRUST SHARES
QTR                                   6.06%
1-Year Annualized                    16.88%
3-Year Annualized                    14.04%
5-Year Annualized                    12.06%
Annualized Since Incep. (7/3/89)     10.06%


             PORTFOLIO PROFILE

  Net Assets ($ mil).............   $172.8
  Net Asset Value (Trust Shares).   $30.26
  30-Day SEC Yield (%)...........     3.80%
  Number of Issues...............       43
  Cash Reserves (%)..............      7.4%


        FIVE LARGEST EQUITY HOLDINGS

Monsanto                               3.8%
Corestates Financial                   3.6%
Texaco                                 3.4%
Chase Manhattan                        3.4%
General Electric                       3.1%

   GROWTH OF $10,000 INVESTED IN THE MONITOR INCOME EQUITY FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1996, compared to the Standard & Poor's Composite Stock Price 500 Index ("S&P 500")+.


                           [LINE GRAPH APPEARS HERE]

The Monitor Income Equity Fund - Trust Class

                                 7/3/89   12/31/89  12/31/90  12/31/91  12/31/92
The Monitor Income Equity Fund   10,000    10,151     9,252    11,398    12,252
S&P 500                          10,000    10,362    10,041    13,099    14,096

                                12/31/93  12/31/94  12/31/95  12/31/96
The Monitor Income Equity Fund   13,581    13,334    17,235    20,145
S&P 500                          15,511    15,714    21,613    26,571

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
+The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

--------------------------------------------------------------------------------
 Ohio Tax-Free Fund                                          As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  Bill Doughty, Vice President, has over twenty-four years of investment management experience. Bill heads our fixed income trading area and is responsible for fixed income portfolio management. He is a graduate of Franklin University, and holds an MBA from The University of Dayton. As manager of The Monitor Ohio Tax Free Fund since its inception in 1988, Bill has a number of insights on the performance of the Fund and its particular investment niche:

  "For the fiscal year ended December 31, 1996, the total return of the Lehman Brothers State General Obligation Index was 4.59% while the total return of The Monitor Ohio Tax Free Fund was 3.48% for the trust share class and 3.2% for the investment share class. It should be mentioned, however, that this particular Lehman index is not subject to the portfolio maturity, geographic or credit quality restrictions of the Fund.

  The Ohio Tax Free Fund must have an average portfolio maturity of four to seven years, and may not purchase any security with a maturity of greater than 15 years. Furthermore, under normal market conditions, at least 80% of the Fund's net assets will be invested in Ohio tax-exempt securities which are rated in the top four categories or are of comparable quality.

  The Ohio Tax Free Fund has continued to be 100% invested in Ohio securities with no issue representing more than 5% of the portfolio. The overall credit quality of the Fund is AA. In 1997, we will seek to extend the average life out past six years by purchasing securities in the twelve to fifteen year range. This will be accomplished by selling securities maturing over the next two years and investing the excess cash position."

--------------------------------------------------------------------------------

Tax Note: Income distributions from this Fund will, under normal circumstances, be exempt from federal regular income taxation. However, these distributions may not be exempt from state and local income taxation, or from the federal Alternative Minimum Tax. Consult the prospectus and your tax advisor for more complete information regarding the income tax attributes of distributions from this Fund (as they relate to your specific financial circumstances).

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/96

                             TRUST INVESTMENT
                            SHARES     SHARES
QTR                          1.86%     1.81%
1-Year Annualized            3.48%     3.20%
3-Year Annualized            3.93%     3.67%
5-Year Annualized            5.17%     4.90%
Annualized Since Incep.  10/18/88    5/1/91
                             5.98%     5.35%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $ 66.7
  Net Asset Value (Trust Shares).  $21.49
  30-Day SEC Yield (%)...........    3.98%
  Number of Issues...............     190
  Average Maturity (Yrs.)........     6.6
  Cash Reserves (%)..............       3%


                        GROWTH OF $10,000 INVESTED IN
                        THE MONITOR OHIO TAX-FREE FUND
                         --INVESTMENT AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund -- Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1996, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++ and The Fund--Trust Shares from October 18, 1988 (commencement of operations) to December 31, 1996, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++.

For explanation of indices, please refer to page 37.


                           [LINE GRAPH APPEARS HERE]

The Monitor Ohio Tax-Free Fund - Trust Class

                                10/18/88  12/31/88  12/31/89  12/31/90  12/31/91
The Monitor Ohio Tax-Free Fund   10,000    10,058    10,799    11,478    12,517
Lehman Brothers State General
  Obligation Index               10,000     9,969    10,977    11,749    13,071
Lehman Brothers 5 Year General
  Obligation Index               10,000     9,974    10,845    11,632    12,945
Lipper Short Municipal Debt
  Fund Average                   10,000    10,057    10,754    11,435    12,280
Lipper Intermediate Municipal
  Debt Fund Average              10,000    10,028    10,857    11,569    12,788

                                12/31/92  12/31/93  12/31/94  12/31/95  12/31/96
The Monitor Ohio Tax-Free Fund   13,273    14,346    13,977    15,564    16,105
Lehman Brothers State General
  Obligation Index               14,171    15,837    15,081    17,532    18,337
Lehman Brothers 5 Year General
  Obligation Index               13,899    15,088    14,879    16,608    17,376
Lipper Short Municipal Debt
  Fund Average                   12,986    13,627    13,679    14,642    15,193
Lipper Intermediate Municipal
  Debt Fund Average              13,788    15,200    14,665    16,564    17,177

The Monitor Ohio Tax-Free Fund - Investment Class

                                 5/1/91   12/31/91  12/31/92  12/31/93  12/31/94
The Monitor Ohio Tax-Free Fund    9,800    10,317    10,911    11,760    11,427
Lehman Brothers State General
  Obligation Index               10,000    10,684    11,583    12,944    12,327
Lehman Brothers 5 Year General
  Obligation Index               10,000    10,705    11,494    12,476    12,304
Lipper Short Municipal Debt
  Fund Average                   10,000    10,434    11,034    11,579    11,623
Lipper Intermediate Municipal
  Debt Fund Average              10,000    10,618    11,449    12,621    12,177


                                12/31/95  12/31/96
The Monitor Ohio Tax-Free Fund   12,695    13,102
Lehman Brothers State General
  Obligation Index               14,330    14,988
Lehman Brothers 5 Year General
  Obligation Index               13,734    14,369
Lipper Short Municipal Debt
  Fund Average                   12,441    12,909
Lipper Intermediate Municipal
  Debt Fund Average              13,754    14,263

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

--------------------------------------------------------------------------------
 Fixed Income Securities Fund                                As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  Steve Geis, Vice President, joined the Huntington in 1988, and has served as our firm's senior fixed income manager. He is the manager of the Monitor Short Intermediate Fixed Income Securities Fund and the Monitor Fixed Income Securities Fund. Steve is a graduate of the College of Wooster, received his MBA from the University of Dayton, and his J.D. from Capital University. Here's what Steve has to say about the activity in the Fixed Income Securities Fund in 1996:

  "For the fiscal year ended 12/31/96, the Monitor Fixed Income Securities Fund (trust shares) had a total return of 2.56% compared with 2.9% for the Lehman Brothers Government Corporate Bond Index and 3.12% for the Lipper Intermediate Investment Grade Debt Fund Average. These comparisons are very close considering the fees of the Monitor Funds and the absence of those in an index.

  The year 1996 was certainly not a particularly good one for bond investors. However, interest rates did fall modestly during the fourth quarter and that was enough to erase the prior unrealized losses from nine months of rate increases. The Fund posted a small positive total return for the year. A more stable interest rate environment in 1997 would be a welcome relief from four straight years of dramatic "see-saw' volatility.

  As in the past, we continue to maintain a steady maturity posture and will add corporate bonds when yield spreads relative to Treasuries become attractive."

--------------------------------------------------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/96

                          TRUST INVESTMENT
                         SHARES     SHARES
QTR                       2.90%     2.88%
1-Year Annualized         2.56%     2.32%
3-Year Annualized         4.88%     4.61%
5-Year Annualized         6.28%     6.01%
Annualized Since Incep.  7/3/89   5/1/91
                          7.72%     7.43%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $145.9
  Net Asset Value (Trust Shares).  $20.94
  30-Day SEC Yield (%)...........    5.72%
  Number of Issues...............     119
  Average Maturity (Yrs.)........     7.9
  Cash Reserves (%)..............       3%


   GROWTH OF $10,000 INVESTED IN THE MONITOR FIXED INCOME SECURITIES FUND --
                          INVESTMENT AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1996, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++ and The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1996, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++

For explanation of indices, please refer to page 37.


                           [LINE GRAPH APPEARS HERE]

The Monitor Fixed Income Securities Fund - Trust Class

                                     7/3/89  12/31/89 12/31/90 12/31/91 12/31/92
The Monitor Fixed Income
  Securities Fund                    10,000   10,158   10,919   12,680   13,509
Lehman Brothers Government/
  Corporate Bond Index               10,000   10,245   11,094   12,883   13,858
Lipper Intermediate Investment Grade
  Debt Fund Average                  10,000   10,215   10,967   12,700   13,595

                                    12/31/93 12/31/94 12/31/95 12/31/96
The Monitor Fixed Income
  Securities Fund                    14,904   14,215   16,767   17,196
Lehman Brothers Government/
  Corporate Bond Index               15,391   14,851   17,708   18,223
Lipper Intermediate Investment Grade
  Debt Fund Average                  14,940   14,455   16,866   17,392


The Monitor Fixed Income Securities Fund - Investment Class

                                     5/3/91  12/31/91 12/31/92 12/31/93 12/31/94
The Monitor Fixed Income
  Securities Fund                     9,800   10,944   11,628   12,799   12,174
Lehman Brothers Government/
  Corporate Bond Index               10,000   11,127   11,969   13,293   12,827
Lipper Intermediate Investment Grade
  Debt Fund Average                  10,000   11,063   11,843   13,014   12,591

                                    12/31/95 12/31/96
The Monitor Fixed Income
  Securities Fund                    14,321   14,653
Lehman Brothers Government/
  Corporate Bond Index               15,295   15,740
Lipper Intermediate Investment Grade
  Debt Fund Average                  14,691   15,149

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

                               FUND COMPOSITION
                                as of 12/31/96

                            [PIE CHART APPEAR HERE]

A                   37.0%
Aaa                  3.0%
Cash Equivalents:    3.0%
Baa:                 7.0%
Aa:                  8.0%
U.S. Govt.:         42.0%

--------------------------------------------------------------------------------
 Mortgage Securities Fund                                     As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  The Monitor Mortgage Securities Fund is sub-advised by Piper Capital Management of Minneapolis, Minnesota. Worth Bruntjen and Bruce Salvog actively manage the Fund on behalf of Huntington Trust. Worth joined Piper Capital Management in 1988 and has managed the Fund since its inception. Bruce is a graduate of Harvard University, and heads up the Piper Capital Management Core Fixed Income Team.

  "The Monitor Mortgage Securities Fund (trust shares) had a total return of 6.6% for the year ended 12/31/96 as included in the Financial Statements. This compares with the Lehman Mortgage Securities Index return of 5.35% for the full year. High volatility continued to characterize the fixed income market in 1996, as long Treasuries made a near round-trip from 5.90% in January, to 7.20% in July and back to 6.30% in November, then higher in December to close at 6.6%. While volatility has been with us for several years, its sources appear to have shifted. The bond market seems to lack sponsorship and bond mutual funds have not, in the aggregate, received positive investment flows since 1993.

  The duration, structure and sector strategies of the Fund performed reasonably well during the year. Our defensive duration strategy, adopted early in the year, aided the relative performance, but has had a modest impact since we adopted a neutral posture in the spring.

  Over a twelve month horizon, bonds appear to represent reasonable value given the economic backdrop. However, the near term risk to the market is an unexpected bounce in economic growth that may rekindle inflationary expectations in an economy which is operating near full employment. We are maintaining a neutral to slightly defensive duration strategy. As we go forward, we look to add to the Treasury component of the Fund (currently 6% of the portfolio) in order to protect against the tendency for mortgage securities to underperform when interest rates decline as a result of heightened prepayment risks."

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/96

                          TRUST INVESTMENT
                         SHARES     SHARES
QTR                       2.76%     2.58%
1-Year Annualized         6.56%     6.25%
3-Year Annualized         1.75%     1.60%
Annualized Since Incep.  6/2/92   6/2/92
                          5.88%     5.69%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............. $41.2
  Net Asset Value (Trust Shares).. $8.06
  30-Day SEC Yield (%)............  6.59%
  Number of Issues................    33
  Cash Reserves (%)...............   5.6%


GROWTH OF $10,000 INVESTED IN THE MONITOR MORTGAGE SECURITIES FUND --INVESTMENT
                                AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Trust and Investment Shares from June 2, 1992 (commencement of operations) to December 31, 1996, compared to the Merrill Lynch 3-5 Year U.S. Treasury Index ("ML3-5YUST")+, Lipper U.S. Mortgage Fund Average ("LUSMF")++ and the Lehman Mortgage-Backed Index ("LMI")+.

For explanation of indices, please refer to page 37.


                           [LINE GRAPH APPEARS HERE]

The Monitor Mortgage Securities Fund:

                                  6/2/92   12/31/92 12/31/93 12/31/94 12/31/95
The Monitor Mortgage Securities
  Fund - Trust Class               10,000   10,746   12,131    9,148   11,993
The Monitor Mortgage Securities
  Fund - Investment Class           9,800   10,513   11,839    8,913   11,688
Merrill Lynch 3-5 Year U.S.
  Treasury Index                   10,000   10,427   11,365   11,054   12,834
Lipper U.S. Mortgage
  Fund Average                     10,000   10,372   11,081   10,903   12,735
Lehman Mortgage-Backed
  Index                            10,000   10,364   11,128   10,643   12,362


                                  12/31/96
The Monitor Mortgage Securities
  Fund - Trust Class               12,779
The Monitor Mortgage Securities
  Fund - Investment Class          12,418
Merrill Lynch 3-5 Year U.S.
  Treasury Index                   13,291
Lipper U.S. Mortgage
  Fund Average                     13,317
Lehman Mortgage-Backed
  Index                            12,841

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

--------------------------------------------------------------------------------
 Short/Intermediate Fixed Income Securities Fund             As of 12/31/96
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  Steve Geis, Vice President, joined the Huntington in 1988, and has served as our firm's senior fixed income manager. He is the manager of the Monitor Short Intermediate Fixed Income Securities Fund and the Monitor Fixed Income Securities Fund. Steve is a graduate of the College of Wooster, received his MBA from the University of Dayton, and his J.D. from Capital University. Here's what Steve has to say about the activity in the Short/Intermediate Fixed Income Securities Fund in 1996:

  "For the fiscal year ended 12/31/96, the Monitor Short/Intermediate Fixed Income Securities Fund's total return was 4.08%. This compares with 4.64% for the Lipper Short Term Investment Grade Debt Fund Index; 4.47% for the Merrill Lynch 1-5 Year Composite Treasury Index, and 4.05% for the Lehman Intermediate Government/Corporate Index. Given the fees applicable to the Monitor Fund, these are very close comparisons.

  Investors in shorter term bonds and bond mutual funds had a better 1996 than those in longer maturity bonds because interest rates rose fairly dramatically during the first nine months of the year and only fell modestly over the fourth quarter. Looking forward, we propose to move the average maturity of the Fund out to the 3.5 year area. We will do that by trading short-term corporates for five year maturities. Obviously, we are hoping for a more stable rate environment in 1997 and we plan to increase the overall corporate exposure to enhance yields should the opportunities present themselves."

--------------------------------------------------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/96

                                  TRUST SHARES
QTR                                   2.10%
1-Year Annualized                     4.08%
3-Year Annualized                     5.15%
5-Year Annualized                     5.82%
Annualized Since Incep. (7/3/89)      7.31%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $125.5
  Net Asset Value (Trust Shares).  $19.96
  30-Day SEC Yield (%)...........    5.26%
  Number of Issues...............      84
  Average Maturity (Yrs.)........     2.8
  Cash Reserves (%)..............       3%


   GROWTH OF $10,000 INVESTED IN THE MONITOR SHORT/INTERMEDIATE FIXED INCOME
                         SECURITIES FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1996, compared to the Lehman Intermediate Government/Corporate Index ("LIGC")+ and the Merrill Lynch 1-5 Year Composite Treasury Index ("ML1-5YCT")+ and the Merrill Lynch 1-5 Year Government/Corporate Index (MLI-5YGC)+ and the Lipper Short-Term Investment Grade Debt Fund Average ("LSTIGDF")++.

For explanation of indices, please refer to page 37.


                           [LINE GRAPH APPEARS HERE]

The Monitor Short/Intermediate Fixed Income Securities Fund - Trust Class


                                                 7/3/89  12/31/89  12/31/90  12/31/91  12/31/92
The Monitor Short/Intermediate Fixed Income
  Securities Fund                                10,000    10,253    11,108    12,621    13,410
Lehman Brothers Intermediate Government/
  Corporate Bond Index                           10,000    10,251    11,192    12,828    13,747
Merrill Lynch 1-5 Year Composite
  Treasury Index                                 10,000    10,266    11,259    12,724    13,601
Merrill Lynch 1-5  Year Government/
  Corporate Index                                10,000    10,029    11,258    12,708    13,562
Lipper Short-Term Investment Grade
  Debt Fund Average                              10,000    10,234    11,064    12,614    13,401

                                                12/31/93  12/31/94  12/31/95  12/31/96
The Monitor Short/Intermediate Fixed Income
  Securities Fund                                14,406    14,265    16,093    16,749
Lehman Brothers Intermediate Government/
  Corporate Bond Index                           14,954    14,666    16,911    17,598
Merrill Lynch 1-5 Year Composite
  Treasury Index                                 14,571    14,491    16,367    17,122
Merrill Lynch 1-5  Year Government/
  Corporate Index                                14,493    14,388    16,234    16,959
Lipper Short-Term Investment Grade
  Debt Fund Average                              14,407    14,107    15,924    16,606

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

                               FUND COMPOSITION
                                as of 12/31/96

A                    52%
Cash Equivalents:   3.0%
Baa:                5.0%
Aa:                 8.0%
U.S. Govt.:        32.0%

 Portfolios of Investments
                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              December 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                         VALUE
-----------------------------------------------
 (A) COMMERCIAL PAPER - 88.4%
-----------------------------------------------
 AGRICULTURE - 2.3%
     $10,000,000  Cargill Inc.,
                   5.25-5.28%,
                   01/23/97-
                   02/10/97          $9,954,700
-----------------------------------------------
 AUTOMOTIVE - 2.3%
      10,000,000  Daimler Benz
                   North America
                   Corp., 5.30-
                   5.32%,
                   02/06/97-
                   03/03/97           9,928,428
-----------------------------------------------
 BANKING - 5.7%
      10,000,000  National City
                   Credit Corp.,
                   5.35-5.39%,
                   03/21/97-
                   03/31/97           9,874,728
      10,000,000  Toronto Dominion
                   Holdings, 5.24-
                   5.34%,
                   02/11/97-
                   03/19/97           9,913,053
       5,000,000  U S Central
                   Credit Union,
                   5.29%, 01/21/97    4,985,306
-----------------------------------------------
                                     24,773,087
-----------------------------------------------
 BANKING & FINANCE - 6.9%
      10,000,000  American Express
                   Credit Corp.,
                   5.36-5.42%,
                   01/14/97-
                   3/26/97           10,000,000
      15,000,000  Ford Motor
                   Credit Corp.,
                   5.28-5.36%,
                   01/27/97-
                   02/04/97          14,975,067
       5,000,000  Xerox Credit
                   Corp., 5.42%,
                   02/07/97           4,972,147
-----------------------------------------------
                                     29,947,214
-----------------------------------------------
 CHEMICALS - 3.4%
       5,000,000  Akzo Nobel Inc.,
                   5.35%, 03/06/97    4,952,444
      10,000,000  du Pont (E. I.)
                   de Nemours &
                   Co., 5.25-
                   5.29%, 02/13/97    9,937,053
-----------------------------------------------
                                     14,889,497
-----------------------------------------------
 CONSUMER PRODUCTS - 2.3%
       5,000,000  Pacific Dunlop
                   Ltd., 5.32%,
                   02/21/97           4,962,317
       5,000,000  Proctor & Gamble
                   Corp., 5.25%,
                   02/03/97           4,975,938
-----------------------------------------------
                                      9,938,255
-----------------------------------------------
 ELECTRONICS - 9.8%
       5,000,000  Electronic Data
                   System, 5.43%,
                   03/21/97           4,940,421
      10,500,000  Lucent
                   Technologies,
                   5.23%,
                   02/04/97-
                   02/19/97          10,437,240
      13,000,000  Sharp
                   Electronics,
                   5.31-5.40%,
                   01/10/97-
                   03/14/97          12,935,380
       5,000,000  Siemens Corp.,
                   5.28%, 01/06/97    4,996,333
       5,000,000  Sony Capital
                   Corp., 5.32%,
                   01/13/97           4,991,133
       5,000,000  Xerox Corp.,
                   5.30%, 01/07/97    4,995,583
-----------------------------------------------
                                     43,296,090
-----------------------------------------------
 ENTERTAINMENT - 2.3%
      10,000,000  Walt Disney
                   Inc., 5.25-
                   5.28%,
                   02/14/97-
                   02/26/97           9,926,900
-----------------------------------------------
 FINANCIAL - 4.6%
      10,000,000  Daiwa America,
                   5.70%, 01/22/97    9,966,750
       5,000,000  Goldman Sachs
                   Co., 5.28%,
                   02/05/97           4,974,333
       5,000,000  Morgan Stanley
                   Group Inc.,
                   5.32%, 01/17/97    4,988,178
-----------------------------------------------
                                     19,929,261
-----------------------------------------------
 FOOD & BEVERAGE - 5.0%
      12,000,000  Anheuser Busch
                   Co., 5.22-
                   6.25%,
                   01/02/97-
                   01/13/97          11,990,085
      10,000,000  Coca Cola Co.,
                   5.23-5.25%,
                   02/14/97-
                   02/21/97           9,930,852
-----------------------------------------------
                                     21,920,937
-----------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                             VALUE
---------------------------------------------------
 FOOD PRODUCTS - 5.7%
     $10,000,000  Golden Peanut
                   Co., 5.32%,
                   01/02/97              $9,998,522
      10,000,000  Nestle Capital
                   Corp., 5.23-
                   5.25%,
                   01/16/97-
                   04/07/97               9,919,104
       5,000,000  Sara Lee Corp.,
                   5.35%, 03/27/97        4,936,840
---------------------------------------------------
                                         24,854,466
---------------------------------------------------
 FUNDING CORP - 2.3%
      10,000,000  Corporate Asset
                   Funding Corp.,
                   5.28%, 01/23/97        9,967,733
---------------------------------------------------
 INSURANCE - 5.7%
      10,000,000  A.I. Credit
                   Corp., 5.27%,
                   01/06/97-
                   01/15/97               9,986,093
       5,000,000  Met Life Funding
                   Corp., 5.26%,
                   02/24/97               4,960,550
      10,000,000  USAA Capital
                   Corp., 5.28-
                   5.29%,
                   01/08/97-
                   03/06/97               9,947,924
---------------------------------------------------
                                         24,894,567
---------------------------------------------------
 LUMBER & WOOD PRODUCTS - 2.3%
      10,000,000  Weyerhauser Co.,
                   5.27-5.30%,
                   01/24/97-
                   02/07/97               9,955,929
---------------------------------------------------
 OIL & OIL FINANCE - 2.3%
      10,000,000  Shell Oil Co.,
                   6.40%, 01/02/97        9,998,222
---------------------------------------------------
 PHARMACEUTICALS - 5.1%
      10,000,000  Eli Lilly Co.,
                   5.25-5.28%,
                   02/07/97-
                   02/24/97               9,933,492
       6,548,000  Schering Corp.,
                   5.28%, 02/11/97        6,508,625
       6,000,000  Unilever Capital
                   Corp., 5.31%,
                   03/18/97               5,932,740
---------------------------------------------------
                                         22,374,857
---------------------------------------------------
 PRINTING & PUBLISHING - 2.7%
       6,925,000  McGraw Hill,
                   5.31%, 01/07/97        6,918,871
       5,000,000  R.R. Donnelly &
                   Sons, 5.28%,
                   02/18/97               4,964,800
---------------------------------------------------
                                         11,883,671
---------------------------------------------------
 (H) SOVEREIGN GOVERNMENT - 2.3%
      10,000,000  Wool
                   International,
                   5.25-5.28%,
                   01/13/97-
                   02/12/97               9,947,375
---------------------------------------------------
 TECHNOLOGY - 4.6%
      10,000,000  IBM Corp., 5.28-
                   5.30%,
                   01/21/97-
                   01/24/97               9,968,402
      10,000,000  Motorola Inc.,
                   5.23%,
                   02/11/97-
                   02/20/97               9,933,899
---------------------------------------------------
                                         19,902,301
---------------------------------------------------
 TELECOMMUNICATIONS - 9.6%
       5,000,000  A T & T Corp.,
                   5.30%, 04/08/97        4,928,597
      10,000,000  Ameritech Corp.,
                   5.27%,
                   02/24/97-
                   03/20/97               9,903,383
      10,000,000  Bellsouth
                   Telecommunications,
                   5.32-5.45%,
                   02/12/97-
                   03/13/97               9,915,747
       7,000,000  Bellsouth
                   Capital
                   Funding, 5.29%,
                   01/22/97               6,978,399
       5,000,000  SBC
                   Communication
                   Capital, 5.54%,
                   01/30/97               4,977,686
       5,000,000  Southwestern
                   Bell Telephone,
                   5.30%, 01/28/97        4,980,125
---------------------------------------------------
                                         41,683,937
---------------------------------------------------

                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              (Continued)
                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   December 31,
                                                               1996
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                          VALUE
------------------------------------------------
 TOBACCO - 1.2%
     $5,105,000   Philip Morris
                   Companies,
                   Inc., 5.28%,
                   01/15/97           $5,094,518
------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMOR-
 TIZED COST)                         385,061,945
------------------------------------------------
 GOVERNMENT AGENCIES - 1.1%
      5,000,000   Student Loan
                   Marketing
                   Association,
                   Weekly VRDNs        5,000,000
------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                           VALUE
----------------------------------------------------
 (B) REPURCHASE AGREEMENTS - 10.8%
----------------------------------------------------
     $46,902,300  Morgan Stanley &
                   Co., dated
                   12/31/96,
                   6.25%, due
                   01/02/97,
                   repurchase
                   price
                   $46,910,443
                   (collateralized
                   by US T-Note
                   obligations,
                   total par value
                   $39,930,000,
                   8.125%,
                   08/15/21; total
                   market value
                   $47,585,330)       $46,902,300
----------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
 COST)                               $436,964,245(C)
----------------------------------------------------

See Notes to Portfolios of Investments.

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
-------------------------------------------------------------------------------
 OHIO - 96.7%
  $760,000 Berea City, OH, BANs, 4.09%, 07/10/1997                     $760,285
-------------------------------------------------------------------------------
   465,000 Berea, OH, BANs, 4.10%, 10/23/1997                           465,871
-------------------------------------------------------------------------------
 1,535,000 Brecksville, OH, BANs, 4.05%, 07/30/1997                   1,536,306
-------------------------------------------------------------------------------
 1,100,000 Butler County, OH, BANs, 4.25%, 10/23/1997                 1,103,321
-------------------------------------------------------------------------------
 1,965,000 Centerville, OH, Weekly VRDNs, (Bethany Village)/(PNC
            Bank OH LOC)                                              1,965,000
-------------------------------------------------------------------------------
 1,300,000 Cincinnati Hamilton, OH, Student Loan Funding Corp.,
            Weekly VRDNs, (Series 1983A)/(Bank of America LOC)        1,300,000
-------------------------------------------------------------------------------
 2,000,000 Cincinnati, OH, City School District, (Series C) /(Fifth
            Third Bank LOC), 5.41%, 07/10/1997                        2,018,503
-------------------------------------------------------------------------------
 3,302,000 Cleremont County, OH, Hospital Facilities, Daily VRDNs,
            (Mercy Health Care System)/(MBIA Insured)                 3,302,000
-------------------------------------------------------------------------------
 4,000,000 Columbus, OH, Weekly VRDNs, (West Deutsche Landesbank
            LOC)                                                      4,000,000
-------------------------------------------------------------------------------
 4,900,000 Columbus, OH, Electric System Revenue, Weekly VRDNs,
            (Union Bank Of Switzerland LOC)                           4,900,000
-------------------------------------------------------------------------------
 6,200,000 Columbus, OH, Sewer System Revenue Bonds, Weekly VRDNs,
            (Series 1994)                                             6,200,000
-------------------------------------------------------------------------------
   805,000 Cuyahoga County, OH, (Cleveland Neighborhood), 3.90%,
            06/01/1997                                                  805,000
-------------------------------------------------------------------------------
 2,000,000 Cuyahoga County, OH, HRB, Weekly VRDNs, (Cleveland
            Clinic)/(Series B)                                        2,000,000
-------------------------------------------------------------------------------
   600,000 Cuyahoga County, OH, HRB, Daily VRDNs, (University
            Hospital Cleveland)/(Dai-Ichi Kangyo Bank Ltd. LOC)         600,000
-------------------------------------------------------------------------------
 2,000,000 Cuyahoga County, OH, HRB, Weekly VRDNs,(Cleveland
            Clinic)/(Series 1996A)/(Morgan Guaranty LOC)              2,000,000
-------------------------------------------------------------------------------
 1,400,000 Cuyahoga County, OH, IDA, Weekly VRDNs, (Allen Group
            Inc.)/(Dresdner Bank AG, NY LOC)                          1,400,000
-------------------------------------------------------------------------------
   700,000 Cuyahoga County, OH, IDR, (Fogg Centax, 11
            Project)/(Equitable Federal LOC), 3.90%, 01/01/1997         700,000
-------------------------------------------------------------------------------
   320,000 Cuyahoga County, OH, IDR, (Fogg Centax, 11
            Project)/(Equitable Federal LOC), 3.75%, 07/01/1997         320,000
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
 $4,650,000 Cuyahoga County, OH, IDR, Weekly VRDNs, (Edgecomb
             Metals)/(Banque Nationale De Paris LOC)                 $4,650,000
-------------------------------------------------------------------------------
    800,000 Delaware County, OH, IDR Weekly VRDNs, (Radiation
             Sterilizers)/(Well Fargo LOC)                              800,000
-------------------------------------------------------------------------------
  1,775,000 Dover, OH, BANs, 4.35%, 09/11/1997                        1,778,113
-------------------------------------------------------------------------------
  1,500,000 Dublin, OH, City School District, 4.00%, 06/10/1997       1,503,242
-------------------------------------------------------------------------------
  1,000,000 Elyria, OH, BANs, 4.20%, 09/25/1997                       1,001,380
-------------------------------------------------------------------------------
  1,600,000 Evendale, OH, IDR, Weekly VRDNs, (Shaver Real
             Estate)/(ABN AMRO Bank LOC)                              1,600,000
-------------------------------------------------------------------------------
  1,000,000 Forest Hills, OH, Local School District, BANs, 4.21%,
             06/17/1997                                               1,002,980
-------------------------------------------------------------------------------
  2,000,000 Franklin County, OH, HRB, Weekly VRDNs, (Series
             1996)/(Morgan Guaranty Trust New York LOC)               2,000,000
-------------------------------------------------------------------------------
  2,400,000 Franklin County, OH, HRB, Weekly VRDNs, (Fransiscan
             Sisters)/(Chase Manhattan Bank LOC)                      2,400,000
-------------------------------------------------------------------------------
  2,500,000 Franklin County, OH, HRB, Weekly VRDNs, (Holy Cross
             Hlth Systems)/(J.P. Morgan LOC)                          2,500,000
-------------------------------------------------------------------------------
  1,200,000 Franklin County, OH, HRB, Weekly VRDNs, (Childrens
             Hospital)/(Banc One SPA)                                 1,200,000
-------------------------------------------------------------------------------
    750,000 Franklin County, OH, IDR, Daily VRDNs, (Columbus
             College Art Design)/(Bank One LOC)                         750,000
-------------------------------------------------------------------------------
  1,500,000 Franklin County, OH, Weekly VRDNs, (Dominican
             Sisters)/(Fifth Third Bank LOC)                          1,500,000
-------------------------------------------------------------------------------
    700,000 Hamilton County, OH, Health Care System, Weekly VRDNs,
             (West Park)                                                700,000
-------------------------------------------------------------------------------
  1,000,000 Hamilton County, OH, BANs, (Series A), 4.00%,
             04/10/1997                                               1,001,271
-------------------------------------------------------------------------------
  1,100,000 Hamilton County, OH, Daily VRDNs, (Automated Data
             Processing Co.)                                          1,100,000
-------------------------------------------------------------------------------
  4,700,000 Hamilton County, OH, Health Systems, Daily VRDNs,
             (Franciscan Sisters)/(Sumitomo Bank LOC)                 4,700,000
-------------------------------------------------------------------------------

 Portfolio of Investments
                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   (Continued)

------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
------------------------------------------------------------------------------
 OHIO (CONTINUED)
 $1,000,000 Highland Heights, OH, BANs, 3.97%, 12/18/1997           $1,002,040
------------------------------------------------------------------------------
  1,000,000 Hilliard, OH, BANs, 4.40%, 09/18/1997                    1,002,758
------------------------------------------------------------------------------
    400,000 Hilliard, OH, BANs, 4.00%, 04/10/1997                      400,312
------------------------------------------------------------------------------
  1,490,000 Lakota, OH, Local School District, 4.10%, 06/12/1997     1,492,343
------------------------------------------------------------------------------
  1,000,000 Lorain County, OH, Public Improvement, 4.40%,
             09/19/1997                                              1,002,697
------------------------------------------------------------------------------
  1,885,000 Lorain County, OH, Hospital, Weekly VRDNs, (Elyria
             United Methodist)/(Key Bank LOC)                        1,885,000
------------------------------------------------------------------------------
    965,000 Mahoning County, OH, Daily VRDNs, (Series
             1992)/(Copland Oaks)/(Bank One LOC)                       965,000
------------------------------------------------------------------------------
  1,000,000 Marion County, OH, Daily VRDNs, (Bank One LOC)           1,000,000
------------------------------------------------------------------------------
  1,000,000 Montgomery County, OH, Miami Valley Hospital, (Series
             B)/(Northern Trust LOC), 3.60%, 01/22/1997              1,000,000
------------------------------------------------------------------------------
    500,000 Moreland Hills, OH, BANs, 3.95%, 12/17/1997                501,157
------------------------------------------------------------------------------
  1,000,000 Morrow County, OH, Daily VRDNs, (Field
             Container)/(American National Bank LOC)                 1,000,000
------------------------------------------------------------------------------
  1,000,000 Ohio School District, Cash Flow Borrowing Program,
             BANs, (Series B), 4.53%, 06/30/1997                     1,002,591
------------------------------------------------------------------------------
  1,000,000 Ohio State Air Quality, 3.55%, 02/06/1997                1,000,000
------------------------------------------------------------------------------
  3,200,000 Ohio State Air Quality, Development Authority, Daily,
             VRDNs, (Mead Corp.)/(Deutsche Bank LOC)                 3,200,000
------------------------------------------------------------------------------
  2,500,000 Ohio State Air Quality, Cleveland Electric, (FGIC
             Insured), 3.45%, 02/04/1997                             2,500,000
------------------------------------------------------------------------------
  3,400,000 Ohio State Development Authority, Daily VRDNs, (Mead
             Corp.)/(Swiss bank LOC)                                 3,400,000
------------------------------------------------------------------------------
  3,200,000 Ohio State Environmental Improvement, Weekly VRDNs,
             (USX Corp.)/(Sanwa Bank LOC)                            3,200,000
------------------------------------------------------------------------------
  3,200,000 Ohio State Higher Ed. Facility, Daily VRDNs, (Oberlin
             College)/(Morgan Guaranty Trust LOC)                    3,200,000
------------------------------------------------------------------------------
  1,000,000 Ohio State Higher Ed. Facility, Weekly VRDNs, (Mt.
             Vernon Nazarene College)/(National City Bank LOC)       1,000,000
------------------------------------------------------------------------------
  3,515,000 Ohio State University, Daily VRDNs, (Series 1986B)/
             (National Westminster Bank PLC LOC)                     3,515,000
------------------------------------------------------------------------------
  2,040,000 Ohio State University, Weekly VRDNs, (Series
             1985B)/(National Westminster Bank PLC LOC)              2,040,000
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
 $2,775,000 Ohio State University, Weekly VRDNs, (Series
             1992B)                                               $2,775,000
-------------------------------------------------------------------------------
  2,300,000 Ohio State Water Dev. Authority, Daily VRDNs,
             (American Honda)/(Industrial Bank of Japan Ltd.
             LOC)                                                  2,300,000
-------------------------------------------------------------------------------
  1,000,000 Ottawa County, OH, BANs, 3.98%, 04/09/1997             1,000,590
-------------------------------------------------------------------------------
  4,610,000 Sharonville, OH, IDR, Weekly VRDNs, (Edgecomb
             Metals)/(Banque Nationale De Paris LOC)               4,610,000
-------------------------------------------------------------------------------
  1,000,000 Solon, OH, School District, BANs, (Series 2),
             4.00%, 04/15/1997                                     1,001,508
-------------------------------------------------------------------------------
  1,000,000 Stark County, OH, BANs, (Series 96), 4.10%,
             10/16/1997                                            1,001,707
-------------------------------------------------------------------------------
  1,000,000 Stark County, OH, BANs, 4.12%, 06/19/1997              1,001,005
-------------------------------------------------------------------------------
  1,000,000 Strongsville City, OH, BANs, 3.90%, 12/18/1997         1,002,321
-------------------------------------------------------------------------------
  2,100,000 Summit County, OH, IDR, Monthly VRDNs,
             (Petrarca/Cedarwood)/(Firemans Newark Insured)        2,100,000
-------------------------------------------------------------------------------
    400,000 Talawanda, OH, Local School District, BANs, 4.70%,
             04/03/1997                                              400,905
-------------------------------------------------------------------------------
  1,800,000 Toledo-Lucas County, OH, (CSX Corp.)/(Bank of Nova
             Scotia LOC), 3.50%, 02/10/1997                        1,800,000
-------------------------------------------------------------------------------
  1,000,000 University of Cincinnati, OH, BANs, (Series AA),
             3.89%, 03/20/1997                                     1,000,643
-------------------------------------------------------------------------------
  1,000,000 University of Cincinnati, OH, BANs, 3.75%,
             03/20/1997                                            1,000,924
-------------------------------------------------------------------------------
  1,500,000 University of Cincinnati, OH, BANs, 4.25%,
             08/28/1997                                            1,503,854
-------------------------------------------------------------------------------
  1,000,000 Warren County, OH, IDR, Weekly VRDNs, (Pioneer
             Industrial)/(Bank of Tokyo-Mitsubishi Bank LOC)       1,000,000
-------------------------------------------------------------------------------
  1,400,000 Willoughby, OH, GO, BANs, 3.75%, 01/30/1997            1,400,264
-------------------------------------------------------------------------------
    700,000 Wooster, OH, IDR, Weekly VRDNs, (Allen
             Group)/(Dresdner Bank LOC)                              700,000
-------------------------------------------------------------------------------
 TOTAL OHIO (AT AMORTIZED COST)                                  126,470,891
-------------------------------------------------------------------------------
 PUERTO RICO - 2.6%
  3,340,000 Puerto Rico Government Development Bank, 3.40%,
             01/14/1997                                            3,340,000
-------------------------------------------------------------------------------
 OTHER - .7%
    856,000 Nuveen Tax-Exempt Money Market Fund, Inc.                856,000
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST)                           130,666,891(C)
-------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

                                                             ------------------
THE MONITOR U.S. TREASURY MONEY MARKET FUND                  December 31, 1996

---------------------------------------
 PRINCIPAL
 AMOUNT                           VALUE
---------------------------------------
 U.S. TREASURY BILLS - 48.3%
---------------------------------------
   $15,000,000 05/01/1997   $14,748,500
---------------------------------------
    10,000,000 05/15/1997     9,812,772
---------------------------------------
    20,000,000 03/20/1997    19,781,817
---------------------------------------
    10,000,000 05/01/1997     9,832,000
---------------------------------------
    20,000,000 02/27/1997    19,840,242
---------------------------------------
    10,000,000 04/24/1997     9,841,486
---------------------------------------
    10,000,000 01/23/1997     9,969,108
---------------------------------------
    10,000,000 03/06/1997     9,909,867
---------------------------------------
    20,000,000 04/10/1997    19,721,150
---------------------------------------
    10,000,000 04/03/1997     9,870,178
---------------------------------------
    20,000,000 04/17/1997    19,701,139
---------------------------------------
    20,000,000 01/09/1997    19,977,333
---------------------------------------
    20,000,000 01/16/1997    19,957,417
---------------------------------------
    10,000,000 02/06/1997     9,948,200
---------------------------------------
    20,000,000 02/20/1997    19,855,556
---------------------------------------
    20,000,000 03/13/1997    19,793,706
---------------------------------------
    10,000,000 02/13/1997     9,936,454
---------------------------------------
 TOTAL U.S. TREASURY BILLS  252,496,925
---------------------------------------

 (D) REPURCHASE AGREEMENTS - 52.1%
--------------------------------------------
    25,000,000 A.G. Lanston &
                Co. Inc., dated
                12/30/96,
                5.90%, due
                01/06/1997
                repurchase
                price
                $25,028,681
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $25,791,000,
                5.125%-7.25%,
                12/31/98-
                5/15/16; total
                market value
                $25,492,735)      25,000,000
    17,033,000 Daiwa Securities
                of America,
                Inc., dated
                12/31/96,
                6.73%, due
                01/02/1997
                repurchase
                price
                $17,039,368
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $17,148,000,
                5.125%,
                04/30/98; total
                market value
                $17,408,177)      17,033,000
    60,000,000 Daiwa Securities
                of America,
                Inc., dated
                12/31/96,
                6.75%, due
                01/02/1997
                repurchase
                price
                $60,022,500
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $61,116,000,
                6.125%-6.255%,
                04/30/01-
                03/31/98; total
                market value
                $61,112,690)      60,000,000
    20,000,000 Dean Witter
                Reynolds, Inc.,
                dated 12/31/96,
                5.35%, due
                01/07/1997
                repurchase
                price
                $20,020,806
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $20,353,000,
                5.625%,
                06/30/97; total
                market value
                $20,384,802)      20,000,000

------------------------------------------------
 PRINCIPAL
 AMOUNT                                 VALUE
------------------------------------------------
 (D) REPURCHASE AGREEMENTS (CONTINUED)
------------------------------------------------
   $25,000,000 First Boston
                Corp., dated
                12/27/96,
                5.72%, due
                01/03/1997
                repurchase
                price
                $25,027,806
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $26,282,000,
                6.25%,
                08/15/23; total
                market value
                $25,255,359)      $25,000,000
    15,000,000 Morgan Stanley &
                Co. Inc., dated
                12/31/96,
                5.65%, due
                01/07/1997
                repurchase
                price
                $15,016,479
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $14,570,000,
                7.5%, 10/31/99;
                total market
                value
                $15,305,066)       15,000,000
    20,000,000 Nikko
                Securities,
                Inc., dated
                12/31/96,
                5.65%, due
                01/07/1997
                repurchase
                price
                $20,021,972
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $18,630,000,
                7.25%,
                08/15/22; total
                market value
                $20,207,728)       20,000,000
    25,000,000 Nomura Bank
                Limited, dated
                12/26/96,
                5.60%, due
                01/02/1997
                repurchase
                price
                $25,027,222
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $24,345,000,
                7.5%-7.75%,
                12/31/99-
                11/15/16; total
                market value
                $25,510,199)       25,000,000
    25,000,000 Sanwa Securities
                (USA) Co.,
                dated 12/30/96,
                5.70%, due
                01/06/1997
                repurchase
                price
                $20,027,708
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $25,424,000,
                5.375%,
                11/30/97; total
                market value
                $25,492,711)       25,000,000
    20,000,000 Sanwa Securities
                (USA) Co.,
                dated 12/26/96,
                5.60%, due
                01/02/1997
                repurchase
                price
                $20,021,778
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $21,296,000,
                5.43%,
                10/16/97; total
                market value
                $20,409,731)       20,000,000
    20,000,000 Smith Barney,
                Inc., dated
                12/27/96,
                5.65%, due
                01/03/1997
                repurchase
                price
                $20,021,972
                (collateralized
                by U.S.
                Treasury
                obligations,
                total par value
                $19,730,000,
                6.25%,
                07/31/98; total
                market value
                $20,372,163)       20,000,000
------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS      272,033,000
------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
 COST)                            524,529,925(C)
------------------------------------------------

See Notes to Portfolios of Investments.

                                  ---------------------------------------------
THE MONITOR GROWTH FUND           December 31, 1996
                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             December 31, 1996
--------------------------------------------------------------------------------

                                                   MARKET
 SHARES                                             VALUE
---------------------------------------------------------
 COMMON STOCK - 99.0%
---------------------------------------------------------
 BASIC INDUSTRY - .5%
   50,000 Worthington Industries, Inc.           $906,250
---------------------------------------------------------
 CAPITAL GOODS - 3.2%
   55,000 Boeing Co.                            5,850,625
---------------------------------------------------------
 CHEMICALS - 7.4%
  260,000 Hanna (M.A.) Co.                      5,687,500
    5,000 Millennium Chemicals, Inc.*              88,750
   16,600 Potash Corp.                          1,411,000
  100,000 Sigma Aldrich Corp.                   6,243,750
---------------------------------------------------------
                                               13,431,000
---------------------------------------------------------
 CONSUMER NON-DURABLES - 6.6%
  100,000 American Brands                       4,962,500
   70,000 Colgate-Palmolive Co.                 6,457,500
   70,000 Hanson PLC                              472,500
---------------------------------------------------------
                                               11,892,500
---------------------------------------------------------
 CONSUMER PRODUCTS - 15.3%
  170,000 American Greetings Corp.              4,823,750
  100,000 International Flavors & Fragrances    4,500,000
  168,750 Mattel, Inc.                          4,682,813
  106,300 Media General Cl. A                   3,215,575
  115,000 Newell Co.                            3,622,500
   94,000 Tambrands, Inc.                       3,842,250
   50,000 Wrigley Wm Jr Co.                     2,812,500
---------------------------------------------------------
                                               27,499,388
---------------------------------------------------------
 CONTAINERS & PACKAGING - 2.0%
  100,000 Avery Dennison Corp.                  3,537,500
---------------------------------------------------------
 ELECTRICAL EQUIPMENT - 6.1%
   40,000 Emerson Electric Co.                  3,870,000
   36,800 General Electric Co.                  3,638,600
   79,164 Hubbell, Inc.                         3,423,843
---------------------------------------------------------
                                               10,932,443
---------------------------------------------------------
 ENERGY - 7.0%
   95,000 Anadarko Petroleum                    6,151,250
   65,000 Schlumberger                          6,491,875
---------------------------------------------------------
                                               12,643,125
---------------------------------------------------------
 FINANCIAL - 3.3%
  105,000 American Express                      5,932,500
---------------------------------------------------------
 FOOD & BEVERAGE - 4.6%
   70,000 McDonald's Corp.                      3,167,500
  177,000 Pepsico, Inc.                         5,177,250
---------------------------------------------------------
                                                8,344,750
---------------------------------------------------------
 FOOD DISTRIBUTOR/SER. SYSTEM- 2.1%
  115,000 Sysco Corp.                           3,751,875
---------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES/PAR                                                        VALUE
------------------------------------------------------------------------
 HEALTH CARE - 2.3%
    90,000  Columbia/HCA Healthcare Corp.                     $3,667,500
     6,000  Medtronic, Inc.                                      408,000
------------------------------------------------------------------------
                                                               4,075,500
------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 5.6%
    15,000  Illinois Tool Works, Inc.                          1,198,125
    75,000  Nordson Corp.                                      4,781,250
   240,000  RPM, Inc.                                          4,080,000
------------------------------------------------------------------------
                                                              10,059,375
------------------------------------------------------------------------
 INSURANCE - 5.3%
    33,500  American International Group                       3,626,375
    73,500  Cincinnati Financial Corp.                         4,768,313
     7,000  General Re Corp.                                   1,104,250
------------------------------------------------------------------------
                                                               9,498,938
------------------------------------------------------------------------
 PHARMACEUTICALS - 12.5%
   100,000  Abbott Laboratories                                5,075,000
    19,000  American Home Products Corp.                       1,113,875
    60,000  Merck & Co.                                        4,755,000
    75,000  Pfizer, Inc.                                       6,215,625
    31,000  Pharmacia & Upjohn, Inc.                           1,228,375
    65,000  Schering Plough Corp.                              4,208,750
------------------------------------------------------------------------
                                                              22,596,625
------------------------------------------------------------------------
 RETAIL - 6.0%
   115,000  Home Depot                                         5,764,375
    30,000  Kohl's Corp.*                                      1,177,500
    95,000  Walgreen                                           3,800,000
------------------------------------------------------------------------
                                                              10,741,875
------------------------------------------------------------------------
 TECHNOLOGY - 8.6%
   140,000  Automatic Data Processing, Inc.                    6,002,500
    13,000  Computer Sciences Corp.*                           1,067,625
   110,000  Electronics Data Systems Corp.                     4,757,500
    30,000  Hewlett-Packard Co.                                1,507,500
    35,000  Motorola, Inc.                                     2,148,125
------------------------------------------------------------------------
                                                              15,483,250
------------------------------------------------------------------------
 TELECOMMUNICATIONS - .5%
    33,000  Airtouch Communications, Inc.*                       833,250
------------------------------------------------------------------------
 TOBACCO - .1%
    17,500  Imperial Tobacco Group PLC*                          225,749
------------------------------------------------------------------------
 TOTAL COMMON STOCK - (IDENTIFIED COST,$127,342,144)         178,236,518
------------------------------------------------------------------------
 (E) COMMERCIAL PAPER - .9%
------------------------------------------------------------------------
 1,696,613  Prudential Funding Corp., 5.50%, 01/02/97 (at
             amortized cost)                                   1,696,613
------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $129,038,757)           $179,933,131
------------------------------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

                                             MARKET
 SHARES                                       VALUE
---------------------------------------------------
 COMMON STOCK - 79.0%
---------------------------------------------------
 BANKING & FINANCE - 14.7%
    65,000 Chase Manhattan Corp.         $5,801,250
   120,000 CoreStates Financial Corp.     6,225,000
   100,000 Fleet Financial Group, Inc.    4,987,500

--------------------------------------------------------------------------------

                                      MARKET
 SHARES                                VALUE
--------------------------------------------
 BANKING & FINANCE (CONTINUED)
    100,000 National City Corp.   $4,487,500
    110,000 Ohio Casualty Corp.    3,905,000
--------------------------------------------
                                  25,406,250
--------------------------------------------

                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             (Continued)
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            December 31, 1996
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
--------------------------------------------------------
 BASIC INDUSTRY - 8.9%
    40,000 duPont (E.I.) de Nemours & Co.     $3,775,000
   170,000 Monsanto Co.                        6,608,750
    90,000 PPG Industries, Inc.                5,051,250
--------------------------------------------------------
                                              15,435,000
--------------------------------------------------------
 BUSINESS SERVICES - 2.1%
   108,900 John H. Harland Co.                 3,593,700
--------------------------------------------------------
 CAPITAL GOODS - 3.1%
   105,000 Worthington Industries, Inc.        1,903,125
   172,400 Zero Corp.                          3,448,000
--------------------------------------------------------
                                               5,351,125
--------------------------------------------------------
 CONSUMER DURABLES - 1.8%
   100,000 Ford Motor Co.                      3,187,500
--------------------------------------------------------
 CONSUMER NON-DURABLES - 14.5%
    70,000 American Brands, Inc.               3,473,750
    80,000 American Home Products Corp.        4,690,000
    35,000 Bristol Myers Squibb Co.            3,806,250
    40,000 Clorox Co.                          4,015,000
   116,000 Pharmacia Upjohn, Inc.              4,596,500
   300,000 RJR Nabisco (Series C)              2,025,000
    60,000 Tambrands, Inc.                     2,452,500
--------------------------------------------------------
                                              25,059,000
--------------------------------------------------------
 ELECTRICAL EQUIPMENT - 3.1%
    54,000 General Electric Co.                5,339,250
--------------------------------------------------------
 ENERGY - 10.6%
    30,000 Atlantic Richfield Co.              3,975,000
    42,000 Exxon Corp.                         4,116,000
    25,000 Royal Dutch Petroleum Co. ADR       4,268,750
    60,000 Texaco, Inc.                        5,887,500
--------------------------------------------------------
                                              18,247,250
--------------------------------------------------------
 FINANCE-RETAIL - .8%
    50,000 Security Capital Industrial Pf B    1,362,500
--------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS - 3.3%
    40,000 Cali Realty Corp.                   1,235,000
   100,000 National Health Properties, Inc.    2,425,000
    65,500 Simon DeBartolo Group, Inc.         2,030,500
--------------------------------------------------------
                                               5,690,500
--------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      MARKET
 SHARES/PAR                                                            VALUE
----------------------------------------------------------------------------
 TECHNOLOGY - 2.7%
    90,000  Xerox Corp.                                           $4,736,250
----------------------------------------------------------------------------
 TELECOMMUNICATIONS - 5.2%
    30,000  Bell Atlantic Corp.                                    1,942,500
   100,000  GTE Corp.                                              4,550,000
    30,000  Telecom of New Zealand Ltd. ADR                        2,430,000
----------------------------------------------------------------------------
                                                                   8,922,500
----------------------------------------------------------------------------
 UTILITIES - 8.2%
   200,000  DPL Inc.                                               4,900,000
   120,000  Ipalco Enterprises, Inc.                               3,270,000
    90,000  Peoples Energy Corp.                                   3,048,750
   110,000  Wisconsin Energy Corp.                                 2,956,250
----------------------------------------------------------------------------
                                                                  14,175,000
----------------------------------------------------------------------------
 TOTAL COMMON STOCK - (IDENTIFIED COST, $83,768,620)             136,505,825
----------------------------------------------------------------------------
 CORPORATE BONDS - 1.1%
 2,000,000  KeyCorp Institutional Capital
             (Series 144-A), 7.83%, 12/01/2026
             (identified cost $1,973,691)                          1,970,000
----------------------------------------------------------------------------
 U.S. TREASURIES - 12.0%
 4,000,000  United States Treasury Note, 6.75%, 06/30/1999         4,070,360
 8,000,000  United States Treasury Note, 7.75%, 02/15/2001         8,453,679
 6,700,000  United States Treasury Note, 8.88%, 08/15/2017         8,276,242
----------------------------------------------------------------------------
 TOTAL U.S. TREASURIES - (IDENTIFIED COST $20,312,355)            20,800,281
----------------------------------------------------------------------------
 (E) COMMERCIAL PAPER - 7.4%
 5,000,000  Commercial Credit Corp., 5.49%, 01/08/1997             5,000,000
 3,000,000  General Motors Acceptance Corp., 5.64%, 01/14/1997     3,000,000
 4,773,527  Prudential Funding Corp., 5.50%, 01/02/1997            4,773,527
----------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER - (AT AMORTIZED COST)                     12,773,527
----------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $118,828,193)                172,049,633
----------------------------------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                     VALUE
---------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES - 90.9%
---------------------------------------------------------------------------
 OHIO - 90.9%
  $500,000 Akron, OH, GO Bonds, 5.30%, 12/01/2011                  $490,625
---------------------------------------------------------------------------
   215,000 Alliance, OH, City School District, (AMBAC Insured),
            6.20%, 12/01/2001                                       232,200
---------------------------------------------------------------------------
   250,000 Archbold, OH, Local School District, (Prerefunded),
            12/1/98 (@102), 6.80% (g)                               267,813
---------------------------------------------------------------------------
   300,000 Aurora, OH, GO, City School District, (FGIC Insured),
            5.50%, 12/01/2007                                       313,500
---------------------------------------------------------------------------
   290,000 Aurora, OH, (Prerefunded), 12/1/99, (@102), 7.35% (g)    319,725
---------------------------------------------------------------------------
   280,000 Avon Lake, OH, Water System, (AMBAC Insured), 5.10%,
            10/01/2005                                              285,600
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                       VALUE
-----------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
  $250,000 Beachwood, OH, City School District, 6.60%, 12/01/2004    $273,438
-----------------------------------------------------------------------------
   215,000 Bedford, OH, City School District, (Energy Conservation
            Improvement), 5.35%, 06/15/2002                           220,644
-----------------------------------------------------------------------------
   200,000 Bedford, OH, City School District, (Energy Conservation
            Improvement), 5.40%, 06/15/2003                           205,250
-----------------------------------------------------------------------------
   205,000 Berea, OH, GO, 6.95%, 12/01/1998                           216,019
-----------------------------------------------------------------------------
   250,000 Blue Ash, OH, GO, 6.50%, 11/01/1999                        265,313
-----------------------------------------------------------------------------
   230,000 Bowling Green, OH, City School District, (ETM), 6.90%,
            12/01/1998                                                242,075
-----------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            Continued
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $250,000 Butler County, OH, Hospital Facility, (Middletown
            Hospital)/(FGIC Insured), 5.25%, 11/15/2000                $258,750
-------------------------------------------------------------------------------
   500,000 Butler County, OH, Sewer System Revenue Bonds, (AMBAC
            Insured), 4.80%, 12/01/1998                                 507,500
-------------------------------------------------------------------------------
   250,000 Centerville, OH, City School District, 6.63%, 12/01/1999     265,625
-------------------------------------------------------------------------------
   250,000 Cincinnati, OH, 6.75%, 12/01/2001                            276,250
-------------------------------------------------------------------------------
   250,000 Cincinnati, OH, Street Improvement, 7.00%, 12/01/1999        269,688
-------------------------------------------------------------------------------
   500,000 Cleveland Heights, OH, (Series B), 5.60%, 12/01/2002         528,750
-------------------------------------------------------------------------------
   200,000 Cleveland, OH, GO, (Series B)/(AMBAC Insured), 6.40%,
            10/01/2002                                                  219,250
-------------------------------------------------------------------------------
   500,000 Cleveland, OH, Public Power System, (Series B)/(MBIA
            Insured), 5.90%, 11/15/2001                                 532,500
-------------------------------------------------------------------------------
   200,000 Cleveland, OH, Regional Transit Authority, 4.85%,
            12/01/1998                                                  202,250
-------------------------------------------------------------------------------
   268,000 Columbus ,OH, GO, 5.70%, 07/15/2006                          274,365
-------------------------------------------------------------------------------
   250,000 Columbus, OH, (Prerefunded), 03/01/99 (@102), 7.00% (g)      269,375
-------------------------------------------------------------------------------
   270,000 Columbus, OH, (Series 2), 5.35%, 05/15/2003                  282,825
-------------------------------------------------------------------------------
   500,000 Columbus, OH, (Series B), 6.30%, 01/01/2005                  542,500
-------------------------------------------------------------------------------
   750,000 Columbus, OH, (Series C), 4.35%, 09/15/1998                  755,625
-------------------------------------------------------------------------------
   250,000 Columbus, OH, City School District, (FGIC Insured),
            5.05%, 12/01/2002                                           255,938
-------------------------------------------------------------------------------
   250,000 Columbus, OH, GO, 6.30%, 04/15/2003                          267,500
-------------------------------------------------------------------------------
   250,000 Copley/Fairlawn, OH, City School District, 5.15%,
            12/01/2001                                                  259,063
-------------------------------------------------------------------------------
   500,000 Cuyahoga County, OH, (Prerefunded), 1/1/99 (@102), 6.90%
            (g)                                                         543,125
-------------------------------------------------------------------------------
   250,000 Cuyahoga County, OH, (Prerefunded), 10/1/98 (@102), 7.00%
            (g)                                                         267,188
-------------------------------------------------------------------------------
   500,000 Cuyahoga County, OH, (Series B), 4.50%, 10/01/2000           503,125
-------------------------------------------------------------------------------
   500,000 Cuyahoga County, OH, GO, 5.20%, 11/15/2009                   500,000
-------------------------------------------------------------------------------
   200,000 Cuyahoga Falls, OH, GO, (MBIA Insured), 5.40%, 12/01/2006    208,500
-------------------------------------------------------------------------------
   400,000 Delaware, OH, GO, 5.40%, 11/01/2002                          410,500
-------------------------------------------------------------------------------
   250,000 Dover, OH, Electric System, (FGIC Insured), 5.50%,
            12/01/2007                                                  258,125
-------------------------------------------------------------------------------
   250,000 Dublin, OH, City School District, (FGIC Insured), 6.05%,
            12/01/2003                                                  271,875
-------------------------------------------------------------------------------
   250,000 Dublin, OH, City School District, (FGIC Insured), 6.15%,
            12/01/2004                                                  274,375
-------------------------------------------------------------------------------
   250,000 Eastlake, OH, GO, 5.00%, 12/01/2004                          248,750
-------------------------------------------------------------------------------
   420,000 Euclid, OH, GO, (Prerefunded), 12/1/99 (@102), 7.00% (g)     458,850
-------------------------------------------------------------------------------
   500,000 Euclid, OH, GO, 5.30%, 12/01/2007                            513,750
-------------------------------------------------------------------------------
   500,000 Euclid, OH, GO, 5.45%, 12/01/2008                            515,625
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $250,000 Euclid, OH, GO, 6.40%, 12/01/2004                           $272,813
-------------------------------------------------------------------------------
   245,000 Fairfield, OH, City School District, (FGIC Insured),
            5.65%, 12/01/2006                                           259,088
-------------------------------------------------------------------------------
   500,000 Findlay, OH, GO, 5.50%, 07/01/2008                           514,375
-------------------------------------------------------------------------------
   250,000 Findlay, OH, Sewer System Revenue Bonds, 5.20%,
            07/01/2006                                                  253,750
-------------------------------------------------------------------------------
   500,000 Franklin County, OH, (Children's Hospital)/(Series A),
            5.80%, 11/01/2010                                           514,375
-------------------------------------------------------------------------------
   500,000 Franklin County, OH, (Children's
            Hospital)/(Series A)/(Prerefunded), 11/1/01 (@102),
            6.40% (g)                                                   550,000
-------------------------------------------------------------------------------
   250,000 Franklin County, OH, (Children's Hospital)/(Series A),
            6.50%, 05/01/2007                                           272,188
-------------------------------------------------------------------------------
   285,000 Franklin County, OH, (Convention Authority)/(MBIA
            Insured), 5.50%, 12/01/2003                                 299,250
-------------------------------------------------------------------------------
   500,000 Franklin County, OH, 5.05%, 12/01/2005                       513,125
-------------------------------------------------------------------------------
   305,000 Franklin County, OH, GO, (MBIA Insured), 6.00%,
            09/01/2006                                                  332,450
-------------------------------------------------------------------------------
   500,000 Franklin County, OH, HRB, (Doctor's Hospital), 5.05%,
            12/01/1999                                                  505,000
-------------------------------------------------------------------------------
   550,000 Franklin County, OH, HRB, (Holy Cross Hospital)/(Series
            A), 7.20%, 06/01/2000                                       594,000
-------------------------------------------------------------------------------
   515,000 Gahanna, OH, GO, 5.25%, 06/01/2002                           532,381
-------------------------------------------------------------------------------
   580,000 Gahanna, OH, GO, 5.55%, 06/01/2005                           607,550
-------------------------------------------------------------------------------
   250,000 Gahanna, OH, (Series A)/(Prerefunded), 06/01/01 (@102),
            6.40% (g)                                                   273,438
-------------------------------------------------------------------------------
   250,000 Grandview Heights, OH, 7.10%, 12/01/2006                     275,938
-------------------------------------------------------------------------------
   250,000 Grandview Heights, OH, City School District, 5.40%,
            12/01/2005                                                  259,063
-------------------------------------------------------------------------------
   300,000 Greene County, OH, Water System, (Series A)/(FGIC
            Insured), 5.75%, 12/01/2009                                 317,250
-------------------------------------------------------------------------------
   300,000 Hamilton County, OH, (Museum Center), 5.95%, 12/01/2002      322,500
-------------------------------------------------------------------------------
 1,000,000 Hamilton County, OH, (Museum Center)/(Prerefunded),
            12/1/97
            (@103), 7.13% (g)                                         1,061,430
-------------------------------------------------------------------------------
   500,000 Hamilton County, OH, Children's Hospital, (BIG Insured),
            6.75%, 05/15/2002                                           515,935
-------------------------------------------------------------------------------
   500,000 Hamilton County, OH, Children's Hospital, (Series
            D)/(FGIC Insured), 4.90%, 05/15/2003                        506,250
-------------------------------------------------------------------------------
   250,000 Hamilton County, OH, Children's Hospital, (Series
            E)/(MBIA Insured), 4.60%, 05/15/2000                        252,813
-------------------------------------------------------------------------------
   500,000 Hamilton County, OH, Christ Hospital, (Series A)/(FGIC
            Insured), 6.50%, 01/01/2002                                 533,750
-------------------------------------------------------------------------------
   500,000 Hamilton County, OH, Hospital Facilities, (Episcopal
            Retirement)/(Fifth Third Bank LOC), 5.90%, 01/01/1999       516,875
-------------------------------------------------------------------------------
    95,000 Hamilton County, OH, Sewer System,
            (Series A)/(Prerefunded), 6/1/01 (@102), 6.30% (g)          102,838
-------------------------------------------------------------------------------
   195,000 Hamilton County, OH, Sewer System,
            (Series A)/(Prerefunded), 6/1/01 (@102), 6.40% (g)          213,281
-------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $155,000 Hamilton County, OH, Sewer System, (Series A), 6.30%,
            12/01/2001                                                 $166,431
-------------------------------------------------------------------------------
   305,000 Hamilton County, OH, Sewer System, (Series A), 6.40%,
            12/01/2003                                                  330,925
-------------------------------------------------------------------------------
   500,000 Hamilton County, OH, GO, 4.70%, 12/01/2004                   494,375
-------------------------------------------------------------------------------
   390,000 Hamilton, OH, Electric System Revenue Bonds, (Series
            A)/(FGIC Insured), 5.10%, 10/15/1999                        398,288
-------------------------------------------------------------------------------
   250,000 Hamilton, OH, Gas System, (Series A)/(MBIA Insured),
            4.40%, 10/15/2003                                           245,938
-------------------------------------------------------------------------------
   315,000 Hancock County, OH, GO, 5.20%, 12/01/2008                    316,181
-------------------------------------------------------------------------------
   250,000 Hilliard, OH, City School District, (AMBAC Insured),
            5.00%, 12/01/2003                                           256,563
-------------------------------------------------------------------------------
   500,000 Hilliard, OH, City School District, (Series A), 5.35%,
            12/01/2004                                                  516,250
-------------------------------------------------------------------------------
   170,000 Hilliard, OH, GO, 5.35%, 12/01/2006                          172,975
-------------------------------------------------------------------------------
   180,000 Hilliard, OH, GO, 5.50%, 12/01/2007                          187,200
-------------------------------------------------------------------------------
   230,000 Hilliard, OH, GO, 6.75%, 12/01/1998                          241,500
-------------------------------------------------------------------------------
   245,000 Indian Hill, OH, Water Works Revenue Bonds, 4.90%,
            06/01/2005                                                  247,756
-------------------------------------------------------------------------------
   500,000 Kent State University, OH, (MBIA Insured), 5.30%,
            05/01/2010                                                  498,125
-------------------------------------------------------------------------------
   585,000 Kettering, OH, GO, 5.05%, 12/01/2004                         592,313
-------------------------------------------------------------------------------
   255,000 Lakewood, OH, City School District, 5.05%, 12/01/2005        259,144
-------------------------------------------------------------------------------
   535,000 Lakewood, OH, GO, 5.85%, 12/01/2002                          573,788
-------------------------------------------------------------------------------
   250,000 Lakuta, OH, Local School District, (AMBAC Insured),
            6.40%, 12/01/2000                                           270,000
-------------------------------------------------------------------------------
   500,000 Lorain County, OH, Water Authority, (AMBAC Insured),
            4.95%, 10/01/2004                                           506,875
-------------------------------------------------------------------------------
   275,000 Lyndhurst, OH, (Prerefunded), 12/1/97 (@102), 7.40% (g)      289,765
-------------------------------------------------------------------------------
   200,000 Marysville, OH, Village School, (AMBAC Insured), 6.90%,
            12/01/2000                                                  218,500
-------------------------------------------------------------------------------
   300,000 Massillon, OH, City School District, (AMBAC Insured),
            4.80%, 12/01/2006                                           295,875
-------------------------------------------------------------------------------
   265,000 Mentor, OH, (Series A1), 6.80%, 12/01/1998                   278,250
-------------------------------------------------------------------------------
   250,000 Mentor, OH, Street Improvement, (Series 1991-A), 6.70%,
            12/01/2003                                                  270,000
-------------------------------------------------------------------------------
   500,000 Miami University, OH, 5.40%, 12/01/2005                      516,875
-------------------------------------------------------------------------------
   200,000 Miami Valley, OH, Regional Transit Authority, 5.10%,
            12/01/2001                                                  204,000
-------------------------------------------------------------------------------
   500,000 Montgomery County, OH, (Series A)/ (Prerefunded), 9/1/01,
            (@ 100), 6.45% (g)                                          541,875
-------------------------------------------------------------------------------
   500,000 Montgomery County, OH, (Series A)/ (Prerefunded), 9/1/01,
            (@ 100), 6.50% (g)                                          542,500
-------------------------------------------------------------------------------
   500,000 Montgomery County, OH, GO, 5.40%, 12/01/2011                 504,375
-------------------------------------------------------------------------------
   285,000 Montgomery County, OH, GO, 5.75%, 12/01/2006                 296,044
-------------------------------------------------------------------------------
   500,000 Montgomery County, OH, Miami Valley Hospital, (Series
            A)/(AMBAC Insured), 6.10%, 11/15/2002                       540,625
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $270,000 Montgomery, OH, GO, 5.60%, 12/01/2005                       $279,788
-------------------------------------------------------------------------------
   250,000 Muskingum County, OH, Bethesda Hospital Facility, (Connie
            Lee Insured), 5.35%, 12/01/2007                             255,938
-------------------------------------------------------------------------------
   500,000 Northeast, OH, Regional Sewer District, (AMBAC Insured),
            6.40%, 11/15/2003                                           548,750
-------------------------------------------------------------------------------
   250,000 Norwalk, OH, Water Work Systems, (Series 1996), 5.60%,
            04/01/2010                                                  256,563
-------------------------------------------------------------------------------
   235,000 Norwalk, OH, Water Works Systems, (Series 1996), 5.55%,
            04/01/2009                                                  242,050
-------------------------------------------------------------------------------
   500,000 Ohio Municipal Electric Generation Agency, (AMBAC
            Insured), 4.75%, 02/15/2000                                 506,875
-------------------------------------------------------------------------------
   500,000 Ohio State Building Authority, (Correction
            Facility)/(Series A), 6.50%, 10/01/2004                     540,625
-------------------------------------------------------------------------------
   250,000 Ohio State Building Authority, (Data Center)/(Series
            A)/(Prerefunded), 10/1/97 (@102), 7.10% (g)                 261,433
-------------------------------------------------------------------------------
   500,000 Ohio State Building Authority, (James Rhodes
            Center)/(Series A), 6.20%, 06/01/2004                       534,375
-------------------------------------------------------------------------------
   125,000 Ohio State Building Authority, (Series A)/ (Prerefunded),
            3/1/99 (@102), 7.25%(g)                                     135,469
-------------------------------------------------------------------------------
   125,000 Ohio State Building Authority, (Series H)/ (Prerefunded),
            8/1/99 (@102), 7.25%(g)                                     136,719
-------------------------------------------------------------------------------
   250,000 Ohio State Capital Facilities, (Series 95A)/ (AMBAC
            Insured), 5.80%, 06/01/2003                                 267,188
-------------------------------------------------------------------------------
   300,000 Ohio State Economic Development, (Sysco Food Service),
            6.60%, 12/01/2003                                           332,625
-------------------------------------------------------------------------------
   445,000 Ohio State Higher Education Facility, (Denison
            University), 5.40%, 11/01/2011                              442,775
-------------------------------------------------------------------------------
   250,000 Ohio State Higher Education Facility, (John Carroll
            University), 5.35%, 10/01/2005                              257,500
-------------------------------------------------------------------------------
   250,000 Ohio State Higher Education Facility, (Oberlin College),
            4.50%, 10/01/1999                                           252,188
-------------------------------------------------------------------------------
   250,000 Ohio State Higher Education Facility, (Oberlin College),
            5.00%, 10/01/2002                                           256,563
-------------------------------------------------------------------------------
   555,000 Ohio State Higher Education Facility, (Ohio Northern
            University)/(Connie Lee Insured), 4.90%, 05/01/2003         559,163
-------------------------------------------------------------------------------
   200,000 Ohio State Higher Education Facility, (Pooled
            Borrowing)/(Banc One LOC), 6.05%, 12/01/1998                207,250
-------------------------------------------------------------------------------
   250,000 Ohio State Higher Education Facility, (University of
            Dayton)/(FGIC Insured), 6.10%, 12/01/2001                   269,688
-------------------------------------------------------------------------------
   250,000 Ohio State Higher Education Facility, (Xavier
            University)/(ETM), 7.10%, 11/01/1998                        263,750
-------------------------------------------------------------------------------
   250,000 Ohio State Public Facilities, (Mental Health)/(Series A),
            7.20%, 12/01/1999                                           257,755
-------------------------------------------------------------------------------
   500,000 Ohio State Public Facilities, (Mental Health)/(Series
            A)/(MBIA Insured), 6.75%, 12/01/2001                        542,500
-------------------------------------------------------------------------------
   250,000 Ohio State Public Facilities, (Mental Health)/(Series
            A)/(Prerefunded), 06/01/98 (@102), 7.30% (g)                266,250
-------------------------------------------------------------------------------
   250,000 Ohio State Public Facilities, (Series A)/(MBIA Insured),
            6.50%, 06/01/2000                                           268,125
-------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $250,000 Ohio State Public Facilities, (Series B), 6.90%,
            06/01/1998                                                 $259,063
-------------------------------------------------------------------------------
   250,000 Ohio State Public Facilities, (Series B)/ (Prerefunded),
            5/1/97 (@102), 7.13% (g)                                    257,895
-------------------------------------------------------------------------------
   250,000 Ohio State Public Facilities, (Series IIB)/ (AMBAC
            Insured), 5.70%, 11/01/1999                                 260,313
-------------------------------------------------------------------------------
   500,000 Ohio State University, (Series A2), 4.85%, 12/01/1998        508,750
-------------------------------------------------------------------------------
   500,000 Ohio State University, (Series A2), 5.30%, 12/01/2001        520,625
-------------------------------------------------------------------------------
   500,000 Ohio State University, (Series A2), 5.75%, 12/01/2009        518,750
-------------------------------------------------------------------------------
   500,000 Ohio State Water Development Authority, (Clean Water
            Project)/(MBIA Insured), 5.65%, 06/01/2005                  530,625
-------------------------------------------------------------------------------
   650,000 Ohio State Water Development Authority, (Pure Water
            Project)/(MBIA Insured), 5.00%, 12/01/1998                  663,000
-------------------------------------------------------------------------------
   250,000 Ohio State Water Development Authority,
            (Series I)/(Prerefunded), 6/1/98 (@102), 7.10% (g)          265,625
-------------------------------------------------------------------------------
   250,000 Olmstead Falls, OH, Local Scool District, (FGIC Insured),
            6.30%, 12/15/2001                                           272,188
-------------------------------------------------------------------------------
   175,000 Pickerington, OH, Local School District, (FGIC Insured),
            4.70%, 12/04/2004                                           175,438
-------------------------------------------------------------------------------
   250,000 Pickerington, OH, Local School District, (AMBAC Insured),
            5.55%, 12/01/2007                                           260,625
-------------------------------------------------------------------------------
   200,000 Portage County, OH, (AMBAC Insured), 5.20%, 12/01/2001       207,250
-------------------------------------------------------------------------------
   500,000 Rocky River, OH, City Schools District, GO, 5.15%,
            12/01/2008                                                  508,750
-------------------------------------------------------------------------------
   200,000 Salem, OH, Sewer System Revenue Bonds, (AMBAC Insured),
            6.00%, 02/01/2001                                           200,228
-------------------------------------------------------------------------------
   250,000 Sandusky County, OH, (AMBAC Insured), 6.65%, 12/01/1998      261,875
-------------------------------------------------------------------------------
   500,000 Solon, OH, GO, 5.25%, 12/01/2007                             510,625
-------------------------------------------------------------------------------
   150,000 Solon, OH, GO, 5.65%, 12/01/2005                             157,500
-------------------------------------------------------------------------------
   250,000 Solon, OH, GO, 6.55%, 12/01/2000                             270,313
-------------------------------------------------------------------------------
   250,000 Solon, OH, GO, 6.65%, 12/01/2001                             270,938
-------------------------------------------------------------------------------
   250,000 Solon, OH, Local School District, (ETM), 6.85%,
            12/01/2000                                                  272,813
-------------------------------------------------------------------------------
   245,000 South Euclid, OH, Recreational Facilities, 6.15%,
            12/01/2000                                                  260,313
-------------------------------------------------------------------------------
   250,000 South Western City School District, (ETM), 6.10%,
            12/01/1999                                                  262,813
-------------------------------------------------------------------------------
   250,000 South Western City School District, (Series A)/ (AMBAC
            Insured), 6.00%, 12/01/2004                                 271,563
-------------------------------------------------------------------------------
   250,000 Springfield, OH, Local School District, 6.00%, 12/01/2002    268,750
-------------------------------------------------------------------------------
   400,000 State of Ohio, GO, 4.50%, 08/01/2001                         404,000
-------------------------------------------------------------------------------
   250,000 State of Ohio, Highway Revenue Bonds, (Series S), 4.50%,
            05/15/2000                                                  252,813
-------------------------------------------------------------------------------
   500,000 State Of Ohio, Highway Revenue Bonds, (Series T), 4.80%,
            05/15/2001                                                  509,375
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------
 LONG TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
  $500,000 Strongsville, OH, GO, 6.70%, 12/01/2011                    $552,500
------------------------------------------------------------------------------
   250,000 Summit County, OH, GO, (MBIA Insured), 5.65%,
            12/01/2007                                                 262,500
------------------------------------------------------------------------------
   500,000 Toledo, OH, Sewer System Revenue Bonds, (Series
            A)/(MBIA Insured), 7.25%, 11/15/2000                       537,500
------------------------------------------------------------------------------
   500,000 Troy, OH, GO, 6.25%, 12/01/2011                             544,375
------------------------------------------------------------------------------
   500,000 University of Cincinnati, OH, (MBIA Insured), 5.10%,
            06/01/2011                                                 496,250
------------------------------------------------------------------------------
   250,000 University of Cincinnati, OH, (MBIA Insured), 6.40%,
            12/01/2003                                                 273,750
------------------------------------------------------------------------------
   250,000 University of Cincinnati, OH, (Series R5), 5.15%,
            06/01/2005                                                 252,813
------------------------------------------------------------------------------
   250,000 University of Cincinnati, OH, (Series R9), 5.60%,
            06/01/2009                                                 252,500
------------------------------------------------------------------------------
   250,000 University of Cincinnati, OH, (Series V), 5.25%,
            06/01/2008                                                 250,313
------------------------------------------------------------------------------
   265,000 University of Cincinnati, OH, (Series V), 5.35%,
            06/01/2009                                                 264,669
------------------------------------------------------------------------------
   200,000 Upper Arlington, OH, City School District,
            (Prerefunded), 12/1/98 (@102), 6.80% (g)                   213,750
------------------------------------------------------------------------------
   500,000 Vandalia, OH, GO, 5.45%, 12/01/2010                         503,750
------------------------------------------------------------------------------
   175,000 Warren County, OH, Sewer Improvement, (Lower Miami
            Valley), 5.25%, 12/01/2008                                 176,531
------------------------------------------------------------------------------
   185,000 Warren County, OH, Sewer Improvement, (Lower Miami
            Valley), 5.35%, 12/01/2009                                 186,619
------------------------------------------------------------------------------
   170,000 Warren County, OH, Sewer System Revenue Bonds, (Series
            A)/(Prerefunded), 12/01/2000 (@102), 6.95% (g)             189,125
------------------------------------------------------------------------------
   400,000 Warren County, OH, Water System Improvement, (P&G
            Project), 5.25%, 12/01/2007                                406,000
------------------------------------------------------------------------------
   235,000 Warren County, OH, Water Works, (FGIC Insured), 6.10%,
            12/01/2002                                                 253,800
------------------------------------------------------------------------------
   470,000 Westerville, OH, Water System, 5.90%, 12/01/2004            505,250
------------------------------------------------------------------------------
   250,000 Worthington, OH, City School District, (FGIC Insured),
            5.85%, 06/01/2002                                          265,938
------------------------------------------------------------------------------
   250,000 Worthington, OH, City School District, (MBIA Insured),
            7.15%, 12/01/2000                                          273,414
------------------------------------------------------------------------------
   250,000 Wright State University, (AMBAC Insured), 5.00%,
            05/01/2006                                                 251,250
------------------------------------------------------------------------------
 TOTAL LONG TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST $58,053,177)                                     60,656,079
------------------------------------------------------------------------------
 SHORT TERM MUNICIPAL SECURITIES - 8.1%
------------------------------------------------------------------------------
   300,000 Cincinnati Hamilton County, OH, Daily VRDNs, (Kenwood
            Office Assoc.)/ (Fuji Bank Ltd. LOC)                       300,000
------------------------------------------------------------------------------
   250,000 Cincinnati, OH, 7.00%, 10/01/1997                           256,180
------------------------------------------------------------------------------
   500,000 Cleveland Heights, OH, GO, (FGIC Insured), 6.75%,
            12/01/1997                                                 514,520
------------------------------------------------------------------------------
   500,000 Clyde, OH, Water Works Revenue Bond, 5.60%, 05/01/1997      502,650
------------------------------------------------------------------------------
   500,000 Columbus, OH, Weekly VRDNs, (West Deutsche Landesbank
            LOC)                                                       500,000
------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)
                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               December 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 SHORT TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
  $200,000 Dublin, OH, Local School District, (AMBAC Insured)/(ETM),
            6.80%, 12/01/1997                                          $205,896
-------------------------------------------------------------------------------
   270,000 Findlay, OH, GO, 6.70%, 08/01/1997                           274,736
-------------------------------------------------------------------------------
   100,000 Franklin County, OH, HRB, Daily VRDNs, (Franciscan
            Sister)/(Chase Manhatten LOC)                               100,000
-------------------------------------------------------------------------------
   400,000 Hamilton County, OH, Health System, Daily VRDNs,
            (Franciscan Health)/(Sumitomo Bank LOC)                     400,000
-------------------------------------------------------------------------------
   345,000 Kettering, OH, GO, (ETM), 6.70%, 12/01/1997                  354,708
-------------------------------------------------------------------------------
   200,000 Ohio State Air Quality Authority, Daily VRDNs, (Mead
            Corp.)/(Deutsche Bank LOC)                                  200,000
-------------------------------------------------------------------------------
   250,000 Ohio State Building Authority, (Data Center)/(Series
            A)/(ETM), 7.00%, 10/01/1997                                 256,378
-------------------------------------------------------------------------------
   275,000 Ohio State Highway, (Series O), 6.70%, 05/15/1997            278,372
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------
 SHORT TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
  $250,000 Ohio State Public Facilities, (Mental Health)/(Series
            A)/(MBIA Insured), 6.50%, 06/01/1997                      $253,108
------------------------------------------------------------------------------
   695,000 Ohio State Public Facilities, (Series IIA)/(FSA
            Insured), 5.30%, 12/01/1997                                705,745
------------------------------------------------------------------------------
   100,000 Ohio State University, Weekly VRDNs, (Series
            85b)/(National Westminster Bank LOC)                       100,000
------------------------------------------------------------------------------
   200,000 Ohio State Water Development Authority, Daily VRDNs
            (Mead Corp.)/(Swiss Bank LOC)                              200,000
------------------------------------------------------------------------------
 TOTAL SHORT TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST $5,345,308)                                       5,402,293
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (IDENTIFIED COST $63,398,485)                                    $66,058,372
------------------------------------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------
 CORPORATE BONDS - 54.4%
------------------------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 5.4%
 $1,000,000 ABN AMRO Bank Notes, 7.25%, 05/31/2005                  $1,016,250
  1,000,000 Banc One, 7.00%, 07/15/2005                              1,002,500
    250,000 BankAmerica Corp., 7.75%, 07/15/2002                       261,563
    250,000 Citicorp, 9.75%, 08/01/1999                                269,688
  1,000,000 Citicorp, 7.25%, 09/01/2008                              1,007,500
    500,000 Comerica Bank Notes, 9.75%, 05/01/1999                     535,000
    500,000 Comerica Bank, Detroit, 5.95%, 09/15/1997                  500,920
  1,000,000 Keycorp, 6.75%, 03/15/2006                                 976,250
  1,000,000 Mellon Bank, N.A., 6.50%, 08/01/2005                       966,250
    250,000 Security Pacific Corp., 9.75%, 05/15/1999                  268,438
  1,000,000 Swiss Bank Corp.--New York, 7.25%, 09/01/2006            1,021,250
------------------------------------------------------------------------------
                                                                     7,825,609
------------------------------------------------------------------------------
 BASIC INDUSTRY - 1.4%
    500,000 Air Products & Chemicals, 8.88%, 08/01/2001                544,375
    250,000 Arco Chemical Co., 9.90%, 11/01/2000                       277,500
    250,000 Weyerhaeuser Co., 9.05%, 02/01/2003                        279,375
  1,000,000 Worthington Industries, 7.13%, 05/15/2006                1,013,750
------------------------------------------------------------------------------
                                                                     2,115,000
------------------------------------------------------------------------------
 CAPITAL GOODS - .2%
    250,000 Caterpillar, Inc., 9.38%, 07/15/2000                       272,500
------------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 13.0%
  1,500,000 American Home Products, 6.50%, 10/15/2002                1,492,500
  1,000,000 Bergen Brunswig Corp., 7.25%, 06/01/2005                 1,012,500
  1,000,000 Cardinal Health, 6.00%, 01/15/2006                         937,500
  1,000,000 Carnival Corp., 6.15%, 10/01/2003                          963,750
  1,000,000 Columbia/HCA Healthcare, 8.85%, 01/01/2007               1,127,500
  1,000,000 Darden Restaurants Inc., 6.38%, 02/01/2006                 935,000
    250,000 Dayton Hudson Corp., 10.00%, 12/01/2000                    278,125
    750,000 Grand Met Investment Corp., 7.13%, 09/15/2004              761,250
    250,000 Great Atlantic & Pacific Tea, Inc., 9.13%, 01/15/1998      253,750
  1,000,000 Harvard University, 8.13%, 04/15/2007                    1,100,000

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                   VALUE
-------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES (CONTINUED)
 $1,000,000 Hertz Corp., 7.00%, 07/15/2003                     $1,005,000
  1,000,000 J.C. Penney & Co. Notes, 6.88%, 10/15/2015            935,000
    250,000 Limited, Inc., 9.13%, 02/01/2001                      267,188
  1,000,000 Limited, Inc., 7.80%, 05/15/2002                    1,027,500
    750,000 May Dept. Stores Co., 9.88%, 06/15/2000               825,938
    250,000 Nordstrom, Inc., 8.88%, 02/15/1998                    257,500
    500,000 Philip Morris Co. Inc., 7.50%, 03/15/1997             501,590
    500,000 Philip Morris Co. Inc., 7.63%, 05/15/2002             515,625
  1,000,000 Ralston Purina Notes, 9.25%, 10/15/2009             1,158,750
    500,000 Scripps Howard, Inc., 7.38%, 12/15/1998               510,000
  1,000,000 Service Corp. Int'l., 8.38%, 12/15/2004             1,075,000
    250,000 Super Value Stores, Inc., 8.88%, 06/15/1999           263,750
    250,000 Universal Corp., 9.25%, 02/15/2001                    271,563
  1,500,000 V.F. Corp., 7.60%, 04/01/2004                       1,526,250
-------------------------------------------------------------------------
                                                               19,002,529
-------------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - .9%
    500,000 Joseph E. Seagram & Sons Inc., 7.00%, 04/15/2008      496,875
    500,000 Watts Industries, 8.38%, 12/01/2003                   540,625
    250,000 Whirlpool Corp., 9.50%, 06/15/2000                    272,500
-------------------------------------------------------------------------
                                                                1,310,000
-------------------------------------------------------------------------
 ENERGY- OIL & GAS - .5%
    500,000 Consolidated Natural Gas Co., 5.88%, 10/01/1998       497,500
    250,000 Pennzoil Co., 9.63%, 11/15/1999                       267,813
-------------------------------------------------------------------------
                                                                  765,313
-------------------------------------------------------------------------
 FINANCE COMPANIES - 8.3%
  1,000,000 Abbey National PLC, 6.69%, 10/17/2005                 981,250
    750,000 BHP U.S. Finance Corp., 7.00%, 12/01/1997             756,563
  1,000,000 Bear Stearns, 6.63%, 01/15/2004                       978,750
    750,000 Bell Atlantic Financial, 6.63%, 11/30/1997            755,092
  1,000,000 CSW Investments, 7.45%, 08/01/2006                  1,011,250
  1,000,000 Countrywide Funding Corp., 8.25%, 07/15/2002        1,062,500

 Portfolio of Investments
                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                       VALUE
-----------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
 FINANCE COMPANIES (CONTINUED)
 $1,000,000 Dean Witter Discover, 6.00%, 03/01/1998                $1,000,000
    500,000 Eaton Off Shore Ltd., 9.00%, 02/15/2001                   540,625
  1,000,000 Ford Motor Credit Corp., 7.75%, 03/15/2005              1,042,500
    250,000 International Lease Finance Co., 6.50%, 07/15/1997        251,180
    500,000 Kimco Realty, 6.50%, 10/01/2003                           489,375
  1,000,000 MBNA Corp. Notes, 6.88%, 06/01/2005                       981,250
  1,000,000 Salomon Brothers, 6.75%, 01/15/2006                       945,000
  1,300,000 Smurfit Capital, 6.75%, 11/20/2005                      1,259,375
-----------------------------------------------------------------------------
                                                                   12,054,710
-----------------------------------------------------------------------------
 (H) FOREIGN INDUSTRIAL - 3.5%
  1,000,000 Canadian National Railroad, 7.00%, 03/15/2004             996,250
  1,000,000 Hydro-Quebec, Canada, 9.75%, 01/15/2018                 1,122,500
    750,000 Hydro-Quebec, Canada, 7.38%, 02/01/2003                   776,250
    500,000 Northern Telecom, Ltd., 8.75%, 06/12/2001                 540,625
  1,000,000 Philips Electronics, 8.38%, 09/15/2006                  1,077,500
    615,000 Rhone-Poulenc, 7.75%, 01/15/2002                          638,831
-----------------------------------------------------------------------------
                                                                    5,151,956
-----------------------------------------------------------------------------
 (H) FOREIGN SOVEREIGN - 5.4%
  1,000,000 Barcelona City, Spain, 8.13%, 02/15/2005                1,067,500
  1,000,000 Gen De Catalunya, 6.38%, 12/15/2007                       947,500
    500,000 Province of Ontario, Canada, 6.13%, 06/28/2000            496,875
    500,000 Province of Ontario, Canada, 5.70%, 10/01/1997            500,000
  1,000,000 Province of Ontario, Canada, 6.00%, 02/21/2006            943,750
    250,000 Province of Quebec, Canada, 8.80%, 04/15/2003             275,000
  1,000,000 Province of Quebec, Canada, 8.63%, 01/19/2005           1,098,750
  1,000,000 Republic of Finland, 7.88%, 07/28/2004                  1,075,000
  1,550,000 Republic of Iceland, 6.13%, 02/01/2004                  1,495,750
-----------------------------------------------------------------------------
                                                                    7,900,125
-----------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 8.8%
    500,000 Baltimore Gas & Electric Co., 6.63%, 03/15/2008           485,625
  1,000,000 Big Rivers Electric, 9.50%, 02/15/2017                  1,072,500
  1,000,000 Cajun Electric Power, 9.52%, 03/15/2019                 1,080,000
    500,000 Commonwealth Edison, 9.38%, 02/15/2000                    536,875
  1,100,000 Duke Power Co., 6.38%, 03/01/2008                       1,050,500
    200,000 Houston Lighting & Power Co., 6.75%, 11/01/1997           200,000
    815,000 Iowa Electric Power & Light, 8.63%, 05/15/2001            873,069
  1,300,000 Jersey Central Power & Light, 7.13%, 10/01/2004         1,298,375
  1,000,000 Minnesota Power & Light, 7.75%, 06/01/2007              1,032,500
  1,000,000 Northwestern Public Services, 7.10%, 08/01/2005         1,012,500
    750,000 Orange & Rockland Utilities, Inc., 6.50%, 10/15/1997      752,813
  1,000,000 Pennsylvania Power & Light, 6.88%, 02/01/2003           1,007,500
  1,000,000 Public Service Electric & Gas, 6.25%, 01/01/2007          938,750
  1,000,000 Soyland Power Co-Op, Inc., 9.63%, 09/30/2011            1,055,000
    500,000 Western Resources Inc., 7.25%, 07/01/1999                 509,375
-----------------------------------------------------------------------------
                                                                   12,905,382
-----------------------------------------------------------------------------
 INSURANCE - 3.2%
  1,000,000 Lincoln National Corp., 7.25%, 05/15/2005               1,007,500
  1,000,000 London Insurance Grp., 6.88%, 09/15/2005                  987,500
  1,500,000 MBIA, Inc., 9.00%, 02/15/2001                           1,621,875
  1,000,000 U.S. Life Notes, 6.38%, 06/15/2000                        982,500
-----------------------------------------------------------------------------
                                                                    4,599,375
-----------------------------------------------------------------------------
 TECHNOLOGY - 1.1%
    500,000 International Business Machines, 6.38%, 06/15/2000        498,750
  1,000,000 Texas Instruments Notes, 9.25%, 05/15/2003              1,130,000
-----------------------------------------------------------------------------
                                                                    1,628,750
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                       VALUE
-----------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
 TELEPHONE UTIL. & COMMUNICATION CO. - 2.5%
 $1,000,000 Comsat Corp., 8.95%, 05/15/2001                        $1,082,500
    900,000 GTE Corp., 9.10%, 06/01/2003                            1,004,625
  1,000,000 General Telephone of the Southeast, 7.63%,
             07/01/2002                                             1,013,750
    500,000 Southwestern Bell Telephone Co., 6.63%, 04/01/2005        492,500
-----------------------------------------------------------------------------
                                                                    3,593,375
-----------------------------------------------------------------------------
 TRANSPORTATION - .2%
    250,000 Union Pacific Corp., 9.63%, 12/15/2002                    284,375
-----------------------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (IDENTIFIED COST $78,106,224)                                    79,408,999
-----------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 7.6%
  4,000,000 Federal National Mortgage Association, 7.93%,
             09/20/2006                                             4,099,800
  1,803,231 GNMA Pool Number 345128, 6.50%, 01/15/2024              1,719,268
    875,629 GNMA Pool Number 352982, 7.50%, 05/15/2024                875,903
  1,799,834 GNMA Pool Number 372962, 7.00%, 03/15/2024              1,759,900
    992,660 GNMA Pool Number 373015, 8.00%, 06/15/2024              1,012,823
  1,595,707 GNMA Pool Number 391615, 8.50%, 09/15/2024              1,653,053
-----------------------------------------------------------------------------
 TOTAL GOVERNMENT AGENCIES
  (IDENTIFIED COST $11,032,706)                                    11,120,747
-----------------------------------------------------------------------------
 U.S. TREASURIES - 34.1%
  1,000,000 United States Treasury Bond, 9.38%, 02/15/2006          1,203,910
  1,000,000 United States Treasury Bond, 8.75%, 08/15/2020          1,232,380
  8,000,000 United States Treasury Note, 7.25%, 05/15/2004          8,417,439
  8,000,000 United States Treasury Note, 8.00%, 05/15/2001          8,547,279
  2,500,000 United States Treasury Note, 7.88%, 08/15/2001          2,665,200
 10,000,000 United States Treasury Note, 7.50%, 11/15/2001         10,527,600
  1,000,000 United States Treasury Note, 7.50%, 05/15/2002          1,057,400
  2,000,000 United States Treasury Note, 6.88%, 03/31/2000          2,044,780
  2,500,000 United States Treasury Note, 6.88%, 05/15/2006          2,575,550
  6,000,000 United States Treasury Note, 7.13%, 02/28/2000          6,175,254
  3,000,000 United States Treasury Note, 7.50%, 02/15/2005          3,206,190
  2,000,000 United States Treasury Note, 6.50%, 10/15/2006          2,010,000
-----------------------------------------------------------------------------
 TOTAL U.S. TREASURIES
  (IDENTIFIED COST $47,160,212)                                    49,662,982
-----------------------------------------------------------------------------
 (E) COMMERCIAL PAPER - 3.2%
-----------------------------------------------------------------------------
  4,709,484 Prudential Funding Corp., 5.50%, 01/02/1997 (at
             amortized cost)                                        4,709,484
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (IDENTIFIED COST $141,008,626)                                 $144,902,212
-----------------------------------------------------------------------------

See Notes to Portfolios of Investments.

 Portfolio of Investments
                                                  -----------------------------
THE MONITOR MORTGAGE SECURITIES FUND              December 31, 1996
                                                          ---------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME               December 31, 1996
SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------
 LONG TERM OBLIGATIONS - 98.7%
--------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 22.1%
 $ 161,473 Pool # 220007, 8.75%, 08/01/2001                    $166,747
   145,096 Pool # 380059, 9.50%, 10/01/2004                     151,353
 2,477,958 Pool # C80391, 7.00%, 03/01/2026                   2,433,503
 2,358,174 Pool # D69575, 7.50%, 03/01/2026                   2,364,801
 1,944,129 Pool # E65142, 6.50%, 07/01/2011                   1,910,107
   105,816 Pool # N90034, 9.00%, 11/01/1998                     107,563
 2,000,000 TBA, 7.00%, 12/01/2026                             1,962,480(f)
--------------------------------------------------------------------------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
  (IDENTIFIED COST $9,077,052)                                9,096,554
--------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 46.5%
   248,893 Pool # 050279, 8.50%, 02/01/2005                     259,471
 2,514,458 Pool # 250551, 7.00%, 05/01/2026                   2,462,283
 1,461,428 Pool # 250554, 6.50%, 05/01/2011                   1,435,400
 1,075,081 Pool # 303161, 7.50%, 01/01/2002                   1,096,916
   350,793 Pool # 303459, 8.00%, 07/01/2002                     360,331
 1,419,252 Pool # 303653, 7.00%, 12/01/2025                   1,389,803
 1,455,952 Pool # 338449, 6.00%, 05/01/2011                   1,400,451
 1,958,535 Pool # 339112, 6.50%, 03/01/2026                   1,869,187
 1,850,997 Pool # 339836, 7.00%, 03/01/2026                   1,812,589
 1,491,786 Pool # 343212, 7.50%, 05/01/2026                   1,493,651
 2,926,856 Pool # 350237, 7.00%, 08/01/2011                   2,924,105
   396,631 Pool # 250128, 7.50%, 09/01/2009                     403,449
 2,252,007 REMIC, FLT, Series 1994-76FA, 6.24%, 04/25/2024    2,253,403
--------------------------------------------------------------------------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (IDENTIFIED COST $18,893,951)                              19,161,039
--------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 24.3%
 1,904,651 Pool # 200023, 9.50%, 05/15/2018                   2,065,956
    61,517 Pool # 305936, 8.50%, 04/15/2006                      64,381

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
 $ 414,388 Pool # 306058, 8.50%, 06/15/2006                           $433,553
    85,484 Pool # 328651, 8.50%, 05/15/2007                             89,438
   665,243 Pool # 344961, 7.00%, 06/15/2008                            672,933
   699,308 Pool # 348112, 7.00%, 06/15/2008                            706,084
   620,381 Pool # 349379, 7.00%, 05/15/2008                            626,393
 1,391,825 Pool # 780398, 9.00%, 04/15/2021                          1,490,561
   945,098 Pool # 780408, 9.00%, 10/15/2022                          1,005,640
 2,731,982 GNMA II Pool # 2040, 9.00%, 07/20/2025                    2,860,905
------------------------------------------------------------------------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (IDENTIFIED COST $9,995,991)                                      10,015,844
------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 5.8%
 1,250,000 U.S. Treasury Notes, 8.00%, 08/15/1999                    1,310,250
 1,000,000 U.S. Treasury Notes, 7.88%, 11/15/2004                    1,090,580
------------------------------------------------------------------------------
 TOTAL U.S. TREASURY NOTES
  (IDENTIFIED COST $2,339,661)                                       2,400,830
------------------------------------------------------------------------------
 TOTAL LONG TERM OBLIGATIONS
  (IDENTIFIED COST $40,306,655)                                     40,674,267
------------------------------------------------------------------------------
 (B) REPURCHASE AGREEMENT - 5.6%
------------------------------------------------------------------------------
 2,317,000 Goldman Sachs Co., Inc., dated 12/31/96, 6.75%, due
            01/02/97 repurchase price $2,317,869 (collateralized
            by FNMA obligations, total par value $2,533,000,
            6.09%, 04/01/35; total market value $2,381,105)          2,317,000
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (IDENTIFIED COST $42,623,655)                                    $42,991,267
------------------------------------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                     VALUE
---------------------------------------------------------------------------
 CORPORATE BONDS - 63.9%
---------------------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 11.0%
  $1,000,000 Bank of Montreal, 10.00%, 09/01/1998                $1,060,000
   1,000,000 Bankers Trust, 9.20%, 07/15/1999                     1,063,750
   1,000,000 Barnett Banks, 8.50%, 03/01/1999                     1,043,750
   1,100,000 Chase Manhattan Corp., 10.00%, 06/15/1999            1,189,375
   1,000,000 Chemical NY Corp., 9.75%, 06/15/1999                 1,076,250
   1,000,000 Citicorp, 9.00%, 04/15/1999                          1,056,250
     500,000 Comerica Bank Notes, 9.75%, 05/01/1999                 535,000
   1,000,000 Dominion Bankshares, 9.63%, 06/15/1999               1,070,000
   1,000,000 First Chicago, 9.88%, 07/01/1999                     1,080,000
     500,000 First Fidelity Bancorp, 9.63%, 08/15/1999              538,125
   1,000,000 First Security Bank of Utah, 7.88%, 10/15/1999       1,035,000
   1,000,000 Golden West Financial, 9.15%, 05/23/1998             1,040,000
     500,000 Key Corp., 8.40%, 04/01/1999                           520,625
   1,000,000 Mellon Corp., 6.30%, 06/01/2000                        993,750
     500,000 Sovran Financial, 9.75%, 06/15/1999                    537,500
---------------------------------------------------------------------------
                                                                 13,839,375
---------------------------------------------------------------------------
 BASIC INDUSTRY - 1.2%
     500,000 duPont (E.I.) de Nemours & Co., 8.65%, 12/01/1997      512,620
   1,000,000 WMX Technologies, Inc., 8.25%, 11/15/1999            1,048,750
---------------------------------------------------------------------------
                                                                  1,561,370
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                               VALUE
---------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------
 CAPITAL GOODS - .4%
   $500,000 Baker Hughes, Inc., 7.63%, 02/15/1999            $510,625
---------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 9.6%
  1,000,000 American Brands, 9.00%, 06/15/1999              1,060,000
  1,000,000 American Home Products, 7.70%, 02/15/2000       1,035,000
  1,000,000 Columbia Healthcare, 6.50%, 03/15/1999          1,005,000
  1,400,000 Columbia Pictures Ent., 9.88%, 02/01/1998       1,445,500
  1,000,000 Cox Communications Inc., 6.38%, 06/15/2000        992,500
  1,000,000 Dayton Hudson, 7.50%, 03/01/1999                1,020,000
  1,120,000 Dillard Dept. Stores Inc., 8.75%, 06/15/1998    1,159,200
    250,000 Dillard Dept. Stores Inc., 9.50%, 01/15/1998      258,125
  1,000,000 Pepsico Inc., 6.80%, 05/15/2000                 1,012,500
    500,000 Philip Morris Inc., 6.38%, 01/15/1998             501,875
  1,000,000 Philip Morris, Inc., 7.38%, 02/15/1999          1,017,500
    500,000 Scripps Howard Inc., 7.38%, 12/15/1998            510,000
  1,000,000 Super Value Stores Inc., 8.88%, 06/15/1999      1,055,000
---------------------------------------------------------------------
                                                           12,072,200
---------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 1.0%
  1,250,000 Loews Corp., 8.50%, 04/15/1998                  1,284,375
---------------------------------------------------------------------

                                                          ---------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME               (Continued)
SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
 ENERGY-OIL & GAS - 2.9%
  $1,000,000 Burlington Resources, 7.15%, 05/01/1999                $1,018,750
   1,000,000 Elf Aquitaine, 7.75%, 05/01/1999                        1,031,250
   1,500,000 Texaco Inc., 9.00%, 11/15/1997                          1,537,410
------------------------------------------------------------------------------
                                                                     3,587,410
------------------------------------------------------------------------------
 FINANCE COMPANIES - 16.1%
   1,000,000 American Express Credit, 7.38%, 02/01/1999              1,022,500
   1,000,000 American General Finance, 6.88%, 07/01/1999             1,012,500
   1,050,000 Aristar Inc., 7.88%, 02/15/1999                         1,081,500
   1,000,000 Associates Corp. N.A., 8.70%, 01/01/1997                1,000,000
   1,200,000 Bear Stearns Co., 7.63%, 09/15/1999                     1,234,500
   1,250,000 Bell Atlantic Financial, 6.63%, 11/30/1997              1,258,487
   1,250,000 BHP U.S. Finance Corp., 7.00%, 12/01/1997               1,260,938
   1,000,000 Chrysler Financial Corp., 13.25%, 10/15/1999            1,172,500
     500,000 CNA Financial, 8.88%, 03/01/1998                          515,000
     500,000 CSW Investments, 6.95%, 08/01/2001                        501,875
   1,000,000 Dean Witter Discover, 6.00%, 03/01/1998                 1,000,000
   1,000,000 Ford Motor Credit Co., 7.75%, 10/01/1999                1,032,500
   1,000,000 General Motors Acceptance Corp., 7.00%, 03/01/2000      1,012,500
   1,000,000 Goldman Sachs, 6.88%, 09/15/1999                        1,011,250
   1,000,000 Household International, 6.00%, 03/15/1999                992,500
   1,250,000 IBM Credit Corp., 6.38%, 11/01/1997                     1,255,437
   1,000,000 International Lease Finance Corp., 5.75%, 07/01/1998      995,000
   1,000,000 Lehman Bros. Inc., 7.63%, 08/01/1998                    1,018,750
     500,000 Morgan Stanley Group, 7.88%, 12/15/1998                   515,000
   1,000,000 Salomon Inc., 9.38%, 04/15/1998                         1,037,500
     250,000 Transamerica Finance Corp., 6.75%, 01/15/1998             251,250
------------------------------------------------------------------------------
                                                                    20,181,487
------------------------------------------------------------------------------
 (H) FOREIGN INDUSTRIAL - 2.2%
   1,600,000 Pacific Dunlap Notes, 9.75%, 12/15/2000                 1,770,000
   1,000,000 Rhone-Poulenc, 6.75%, 10/15/1999                        1,006,250
------------------------------------------------------------------------------
                                                                     2,776,250
------------------------------------------------------------------------------
 (H) FOREIGN SOVEREIGN - 4.8%
   1,000,000 Korea Development Bank, 9.25%, 06/15/1998               1,042,500
   1,000,000 Montreal Urban Commission, 9.13%, 03/15/2001            1,083,750
   1,000,000 Province of Ontario Canada, 5.70%, 10/01/1997           1,000,000
   1,500,000 Province of Quebec, 9.38%, 04/01/1999                   1,595,625
   1,250,000 Republic of Finland, 6.75%, 11/24/1997                  1,260,938
------------------------------------------------------------------------------
                                                                     5,982,813
------------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 5.2%
     500,000 Empire District Electric Co., 5.70%, 05/01/1998           497,500
     500,000 Houston Lighting & Power Co., 6.75%, 11/01/1997           500,000

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT                                                         VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES (CONTINUED)
  $1,000,000 Iowa Electric Light & Power, 7.60%, 03/01/1999          $1,026,250
   1,000,000 National Rural Utilities, 8.50%, 02/15/1998              1,026,250
   1,250,000 Orange & Rockland Utilities Inc., 6.50%, 10/15/1997      1,254,688
   1,000,000 Southern California Edison, 7.50%, 04/15/1999            1,026,250
   1,250,000 Southern California Gas Co., 6.50%, 12/15/1997           1,257,813
-------------------------------------------------------------------------------
                                                                      6,588,751
-------------------------------------------------------------------------------
 INSURANCE - 4.1%
   1,000,000 Allstate Corp., 5.88%, 06/15/1998                          996,250
   1,000,000 Continential Corp., 8.25%, 04/15/1999                    1,036,250
   1,000,000 Torchmark Corp., 9.63%, 05/01/1998                       1,041,250
   1,000,000 Travelers Inc., 7.75%, 06/15/1999                        1,032,500
   1,000,000 U.S. Life Notes, 6.38%, 06/15/2000                         982,500
-------------------------------------------------------------------------------
                                                                      5,088,750
-------------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION COMPANIES - 2.6%
   1,250,000 Cincinnati Bell Inc., 6.70%, 12/15/1997                  1,254,688
   1,000,000 GTE Corp., 8.85%, 03/01/1998                             1,031,250
   1,000,000 MCI Communications Corp., 6.25%, 03/23/1999              1,000,000
-------------------------------------------------------------------------------
                                                                      3,285,938
-------------------------------------------------------------------------------
 TRANSPORTATION - 2.8%
     765,000 Conrail Inc., 9.75%, 06/01/2000                            839,588
   1,500,000 CSX Corp., 9.50%, 08/01/2000                             1,636,872
   1,000,000 Union Pacific Corp., 6.25%, 03/15/1999                     997,500
-------------------------------------------------------------------------------
                                                                      3,473,960
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (IDENTIFIED COST $79,268,830)                                      80,233,304
-------------------------------------------------------------------------------
 GOVERNMENT BONDS - 31.9%
-------------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 2.4%
   3,000,000 Federal National Mortgage Association, 6.70%,
              08/10/2001 (identified cost $2,999,124)                 3,000,660
-------------------------------------------------------------------------------
 U.S. TREASURIES - 29.5%
  36,500,000 United States Treasury Note, 6.63%, 06/30/2001
              (identified cost $36,451,919)                          37,077,430
-------------------------------------------------------------------------------
 TOTAL GOVERNMENT BONDS                                              40,078,090
-------------------------------------------------------------------------------
 (E) COMMERCIAL PAPER - 3.1%
-------------------------------------------------------------------------------
   3,840,617 Prudential Funding Corp., 5.50%, 01/02/1997 (at
              amortized cost)                                         3,840,617
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (IDENTIFIED COST $122,560,490)                                   $124,152,011
-------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

 Notes to Portfolios of Investments

* Non-income producing securities.
(a) Each issue shows the rate of discount at the time of purchase.
(b) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(c) Also represents cost for federal tax purposes.
(d) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(e) Each issue shows the coupon rate.
(f) Indicates securities subject to dollar roll transactions.
(g) Pre-Refunded Security--The maturity date shown represents the pre-refunded date.
(h) U.S. Dollar denominated.

The following abbreviations are used in these Portfolios of Investments:

ADR--American Depository Receipt         HRB--Hospital Revenue Bonds
AMBAC--American Municipal Bond Assurance Corporation
                                         IDA--Industrial Development Authority
BANs--Bond Anticipation Notes            IDR--Industrial Development Revenue
BIG--Bond Investors Guaranty             LOC--Letter of Credit
ETM--Escrowed to Maturity                MBIA--Municipal Bond Investors
                                         Assurance
FGIC--Financial Guaranty Insurance Company
                                         PLC--Public Limited Company
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance        REMIC--Real Estate Mortgage
                                         Investment Conduit
GNMA--Government National Mortgage Association
GO--General Obligation                   SPA--Standby Purchase Agreement
                                         VRDNs--Variable Rate Demand Notes
The categories of investments are shown as a percentage of net assets.

The following is a summary of the financial investment activity for the period ended December 31, 1996.

                              COST OF
                            INVESTMENTS    NET UNREALIZED    GROSS        GROSS
                          FOR FEDERAL TAX  APPRECIATION/   UNREALIZED   UNREALIZED      TOTAL
MONITOR FUNDS                PURPOSES       DEPRECIATION  APPRECIATION DEPRECIATION   NET ASSETS
-------------------------------------------------------------------------------------------------
Money Market Fund          $436,964,245**            --            --           --   $435,518,716
Ohio Municipal Money
 Market Fund                130,666,891**            --            --           --    130,756,498
U.S. Treasury Money
 Market Fund                524,529,925**            --            --           --    522,476,800
Growth Fund                 129,038,757     $50,894,374   $52,123,429  $(1,229,055)   180,048,874
Income Equity Fund          118,828,193      53,221,440    53,225,131       (3,691)   172,766,777
Ohio Tax-Free Fund           63,398,485       2,659,887     2,674,309      (14,422)    66,699,499
Fixed Income Securities
 Fund                       141,008,627       3,893,585     4,713,952     (820,367)   145,889,195
Mortgage Securities Fund     42,623,655         367,612       459,444      (91,832)    41,231,543
Short/Intermediate Fixed
 Income Securities Fund     122,560,490       1,591,522     1,710,459     (118,937)   125,514,375
-------------------------------------------------------------------------------------------------

**At amortized cost.

(See Notes which are an integral part of the Financial Statements)

 Statements of Assets & Liabilities
YEAR ENDED DECEMBER 31, 1996

                                                     MONITOR        MONITOR
                                       MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                     MONEY MARKET  MONEY MARKET  MONEY MARKET
                                         FUND          FUND          FUND
------------------------------------------------------------------------------
 ASSETS:
 Investments at value                  $390,062      $130,667      $252,497
 Investments in repurchase               46,902            --       272,033
  agreements
 Cash                                        --            --            --
 Dividends and interest receivable          148           800           117
 Receivable for investments sold             --            --            --
 Receivable for Fund shares sold            322            37            99
 Deferred expenses                           --            --            --
------------------------------------------------------------------------------
  Total assets                          437,434       131,504       524,746
------------------------------------------------------------------------------
 LIABILITIES:
 Payable for investments purchased           --           320            --
 Payable for Fund shares redeemed             9            --             1
 Payable for dollar roll                     --            --            --
  transactions
 Distributions Payable                    1,720           354         2,097
 Accrued expenses                           186            74           171
------------------------------------------------------------------------------
  Total liabilities                       1,915           748         2,269
------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in-capital                        435,519       130,756       522,477
 Net unrealized appreciation                 --            --            --
  (depreciation) of investments
 Accumulated net realized gain               --            --            --
  (loss) on investments
 Undistributed net investment                --            --            --
  income
------------------------------------------------------------------------------
  Total Net Assets                     $435,519      $130,756      $522,477
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares                          $337,962      $ 56,654      $474,593
 Investment Shares                     $ 97,557      $ 74,102      $ 47,884
------------------------------------------------------------------------------
 NET ASSET VALUE AND REDEMPTION
  PROCEEDS PER SHARE:
 Trust Shares                             $1.00         $1.00         $1.00
 Investment Shares                        $1.00         $1.00         $1.00
------------------------------------------------------------------------------
 OFFERING PRICE PER SHARE:
 Trust Shares                             $1.00         $1.00         $1.00
 Investment Shares                        $1.00         $1.00         $1.00
------------------------------------------------------------------------------
 SHARES OUTSTANDING:
 Trust Shares                           337,962        56,654       474,593
 Investment Shares                       97,557        74,102        47,884
------------------------------------------------------------------------------
  Total shares outstanding ($0.001      435,519       130,756       522,477
   par value, unlimited shares
   authorized)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Investments, at identified cost       $436,964      $130,667      $524,530
------------------------------------------------------------------------------
------------------------------------------------------------------------------

(All numbers in thousands except net asset values)
 Statements of Operations
YEAR ENDED DECEMBER 31, 1996
(All numbers in thousands)

                                                        MONITOR        MONITOR
                                          MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                        MONEY MARKET  MONEY MARKET  MONEY MARKET
                                            FUND          FUND          FUND
---------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                          $22,875        $4,165        $23,912
 Dividend income                               --            --             --
---------------------------------------------------------------------------------
  Total income                             22,875         4,165         23,912
---------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                   1,268           355            905
 Trustees' fees                                17             4             15
 Administrative personnel and                 465           130            495
  services fee
 Custodian and recordkeeping fees and         237            66            253
  expenses
 Transfer and dividend disbursing              40            31             35
  agent fees and expenses
 Fund share registration costs                 54            14             73
 Auditing fees                                 48            12             42
 Legal fees                                    20             6             17
 Printing and postage                          46            11             40
 Insurance premiums                            29             8             27
 Distribution services fees+                   95            65            110
 Miscellaneous                                 --            --             --
---------------------------------------------------------------------------------
  Total expenses                            2,319           702          2,012
---------------------------------------------------------------------------------
 Deduct-
 Waiver of investment advisory fees            --          (142)            --
 Waiver of distribution services               --            --            (66)
  fees+
---------------------------------------------------------------------------------
 NET EXPENSES                               2,319           560          1,946
---------------------------------------------------------------------------------
 NET INVESTMENT INCOME                     20,556         3,605         21,966
---------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
  on Investments:
 Net realized gain (loss) on                   --            --             --
  investments (identified cost basis)
 Net change in unrealized                      --            --             --
  appreciation (depreciation) on
  investments
---------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN              --            --             --
  (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM      $20,556        $3,605        $21,966
  OPERATIONS
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 *Computation of Offering price: 100/96 of net asset value.
**Computation of Offering price: 100/98 of net asset value.
 +Applicable to Investor shares only.
(See Notes which are an integral part of the Financial Statements)

                              MONITOR      MONITOR     MONITOR         MONITOR
        MONITOR     MONITOR     OHIO     FIXED INCOME  MORTGAGE   SHORT/INTERMEDIATE
         GROWTH     INCOME    TAX-FREE    SECURITIES  SECURITIES     FIXED INCOME
          FUND    EQUITY FUND   FUND         FUND        FUND      SECURITIES FUND
------------------------------------------------------------------------------------
        $179,933   $172,050   $66,058      $144,902    $40,674         $124,152
              --         --        --            --      2,317               --
              --         --         3            --         --               --
             284         --       522         2,416        264            1,467
              --        796        --            --          3               --
              29         56       200            50         --               --
              --         --        --            --          6               --
------------------------------------------------------------------------------------
         180,246    172,902    66,783       147,368     43,264          125,619
------------------------------------------------------------------------------------
              --         --        --         1,335         --               --
              11         --        --             4         --                9
              --         --        --            --      1,971               --
              --         --        --            --         --               --
             186        135        84           140         61               96
------------------------------------------------------------------------------------
             197        135        84         1,479      2,032              105
------------------------------------------------------------------------------------
         129,151    119,485    64,014       143,203     64,878          124,277
          50,894     53,221     2,660         3,893        368            1,592
              --         --        (6)       (1,225)   (24,014)            (378)
               4         61        31            18         --               23
------------------------------------------------------------------------------------
        $180,049   $172,767   $66,699      $145,889    $41,232         $125,514
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
        $175,764   $172,767   $64,799      $144,038    $39,566         $125,514
        $  4,285         --   $ 1,900      $  1,851    $ 1,666               --
------------------------------------------------------------------------------------
          $33.97     $30.26    $21.49        $20.94      $8.06           $19.96
          $33.96         --    $21.48        $20.95      $8.08               --
------------------------------------------------------------------------------------
          $33.97     $30.26    $21.49        $20.94      $8.06           $19.96
          $35.38*        --    $21.92**      $21.38**    $8.24**             --
------------------------------------------------------------------------------------
           5,175      5,710     3,016         6,879      4,907            6,287
             126                   88            88        206
------------------------------------------------------------------------------------
           5,301      5,710     3,104         6,967      5,113            6,287
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
        $129,039   $118,828   $63,398      $141,009    $42,624         $122,560
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                            MONITOR    MONITOR     MONITOR        MONITOR
        MONITOR   MONITOR     OHIO   FIXED INCOME  MORTGAGE  SHORT/INTERMEDIATE
        GROWTH    INCOME    TAX-FREE  SECURITIES  SECURITIES    FIXED INCOME
         FUND   EQUITY FUND   FUND       FUND        FUND     SECURITIES FUND
-------------------------------------------------------------------------------
        $   461   $ 1,943    $3,435     $9,922      $3,562         $8,203
          3,018     4,938        --         --          --             --
-------------------------------------------------------------------------------
          3,479     6,881     3,435      9,922       3,562          8,203
-------------------------------------------------------------------------------
          1,028       959       314        697         236            627
              6         5         2          5           2              5
            189       176        69        153          52            138
             96        89        35         78          92             70
             36        18        31         40          28             21
             28        21        14         15          11             13
             14        12         5         12           3             11
              7         5         2          7           2              5
             12        10         4         11          --             10
             10         7         3          9           2              7
             10        --         5          5          10             --
             --        --        --         --          23             --
-------------------------------------------------------------------------------
          1,436     1,302       484      1,032         461            907
-------------------------------------------------------------------------------
             --        --        --         --        (135)            --
             --        --        --         --          (5)            --
-------------------------------------------------------------------------------
          1,436     1,302       484      1,032         321            907
-------------------------------------------------------------------------------
          2,043     5,579     2,951      8,890       3,241          7,296
-------------------------------------------------------------------------------
          8,154     2,817         4        996      (1,934)            80
         15,748    16,650      (769)    (6,268)      1,547         (2,269)
-------------------------------------------------------------------------------
         23,902    19,467      (765)    (5,272)       (387)        (2,189)
-------------------------------------------------------------------------------
        $25,945   $25,046    $2,186     $3,618      $2,854         $5,107
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Statements of Changes In Net Assets
(All numbers in thousands)

                                                                       MONITOR
                                                MONITOR OHIO        U.S. TREASURY
                            MONITOR MONEY      MUNICIPAL MONEY       MONEY MARKET       MONITOR GROWTH
                            MARKET FUND          MARKET FUND             FUND                FUND
                            YEAR      YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                           ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED
                          DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,  DEC. 31,  DEC. 31,
                            1996      1995      1996      1995      1996       1995      1996      1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS OPERATIONS--
 Net investment income    $ 20,556  $ 19,508  $  3,605  $  3,288  $  21,966  $ 17,495  $  2,043  $  1,757
 Net realized gain
  (loss) on investment
  transactions                  --        --        --        --         --        --     8,154    13,943
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments                   --        --        --        --         --        --    15,748    19,016
----------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                20,556    19,508     3,605     3,288     21,966    17,495    25,945    34,716
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM--
 Net investment income:
 Trust Shares              (15,979)  (15,778)   (1,654)   (1,796)   (19,879)  (15,870)   (2,017)   (1,727)
 Investment Shares          (4,577)   (3,730)   (1,951)   (1,492)    (2,087)   (1,625)      (40)      (39)
 Net realized gain on
  investments:
 Trust Shares                   --        --        --        --         --        --    (7,963)  (13,595)
 Investment Shares              --        --        --        --         --        --      (192)     (348)
DISTRIBUTIONS IN EXCESS
OF--
 Net investment income:
 Trust Shares                   --        --        --        --         --        --        --        --
 Investment Shares              --        --        --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders             (20,556)  (19,508)   (3,605)   (3,288)   (21,966)  (17,495)  (10,212)  (15,709)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS--
Trust Shares:
 Proceeds from Shares
  Issued                   771,826   570,950    93,400   113,680  1,116,651   837,829    29,335    25,209
 Reinvestment of
  Distributions                 37        33         1         2         23        21     3,323     9,679
 Cost of Shares Redeemed  (730,666) (562,024)  (93,303)  (96,755)  (919,223) (817,246)  (15,669)  (13,402)
----------------------------------------------------------------------------------------------------------
Total Trust Share
 Transactions               41,197     8,959        98    16,927    197,451    20,604  16,989      21,486
----------------------------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from Shares
  Issued                   135,440   197,369   118,303    91,978    114,039    70,271       483       365
 Reinvestment of
  Distributions              3,935     2,711       412       389      1,284     1,023       230       379
 Cost of Shares Redeemed  (133,105) (150,421) (100,077)  (74,032)  (106,412)  (52,711)     (584)     (714)
----------------------------------------------------------------------------------------------------------
Total Investment Share
 Transactions                6,270    49,659    18,638    18,335      8,911    18,583       129        30
----------------------------------------------------------------------------------------------------------
Change in net assets
 from capital share
 transactions               47,467    58,618    18,736    35,262    206,362    39,187    17,118    21,516
----------------------------------------------------------------------------------------------------------
 Change in net assets       47,467    58,618    18,736    35,262    206,362    39,187    32,851    40,523
NET ASSETS:
 Beginning of period       388,052   329,434   112,020    76,758    316,115   276,928   147,198   106,675
----------------------------------------------------------------------------------------------------------
 End of period            $435,519  $388,052  $130,756  $112,020  $ 522,477  $316,115  $180,049  $147,198
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Undistributed net
 investment income
 included in net assets
 at end of period               --        --        --        --         --        --  $      4  $     19
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND
REDEEMED
Trust Shares:
 Shares issued             771,826   570,950    93,400   113,680  1,116,651   837,829       897       843
 Reinvestment of
  distributions                 37        33         1         2         23        21        98       316
 Shares redeemed          (730,666) (562,024)  (93,303)  (96,755)  (919,223) (817,246)     (475)     (438)
----------------------------------------------------------------------------------------------------------
Total Trust Share
 Transactions               41,197     8,959        98    16,927    197,451    20,604  520            721
----------------------------------------------------------------------------------------------------------
Investment Shares:
 Shares issued             135,440   197,369   118,303    91,978    114,039    70,271        15        12
 Reinvestment of
  distributions              3,935     2,711       412       389      1,284     1,023         7        13
 Shares redeemed          (133,105) (150,421) (100,077)  (74,032)  (106,412)  (52,711)      (18)      (24)
----------------------------------------------------------------------------------------------------------
Total Investment Share
 Transactions                6,270    49,659    18,638    18,335      8,911    18,583         4         1
----------------------------------------------------------------------------------------------------------
Net change in Fund share
 transactions               47,467    58,618    18,736    35,262    206,362    39,187       524       722
----------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                                                                                              MONITOR
                                                  MONITOR FIXED                         SHORT/INTERMEDIATE
         MONITOR INCOME       MONITOR OHIO      INCOME SECURITIES   MONITOR MORTGAGE       FIXED INCOME
           EQUITY FUND        TAX-FREE FUND           FUND           SECURITIES FUND      SECURITIES FUND
          YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
         ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED
        DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,
          1996      1995      1996      1995      1996      1995      1996      1995      1996       1995
-------------------------------------------------------------------------------------------------------------
        $  5,579  $  4,900  $ 2,951   $ 2,905   $  8,890  $  8,610  $ 3,241   $ 4,224   $   7,296  $   7,822
           2,817       323        4       (10)       996      (420)  (1,934)  (10,894)         80       (257)
          16,650    27,588     (769)    3,665     (6,268)   13,787    1,547    22,343      (2,269)     8,241
-------------------------------------------------------------------------------------------------------------

          25,046    32,811    2,186     6,560      3,618    21,977    2,854    15,673       5,107     15,806
-------------------------------------------------------------------------------------------------------------
          (5,542)   (5,021)  (2,861)   (2,802)    (8,840)   (8,491)  (3,067)   (4,153)     (7,408)    (7,803)
              --        --      (92)     (101)      (124)     (126)    (120)     (157)         --         --
          (2,850)       --       --        --         --        --       --        --          --         --
              --        --       --        --         --        --       --        --          --         --
              --        --       --        --         --        --       --      (348)         --         --
              --        --       --        --         --        --       --       (14)         --         --
-------------------------------------------------------------------------------------------------------------

          (8,392)   (5,021)  (2,953)  (2,.903)    (8,964)   (8,617)  (3,187)   (4,672)     (7,408)    (7,803)
-------------------------------------------------------------------------------------------------------------
          26,867    11,621   13,886    10,044     22,286    21,053    2,565     1,008      15,023     20,923
           2,760     1,669      168       122      3,424     3,324      228       428       3,221      3,294
         (15,406)  (14,587)  (8,388)  (10,285)   (17,837)  (15,230) (15,572)  (13,532)    (24,380)   (23,381)
-------------------------------------------------------------------------------------------------------------
          14,221    (1,297)   5,666      (119)     7,873     9,147  (12,779)  (12,096)     (6,136)       836
-------------------------------------------------------------------------------------------------------------
             N/A       N/A      261       219        186       283       61        78         N/A        N/A
             N/A       N/A       72        82         93       102       84       124         N/A        N/A
             N/A       N/A     (565)     (583)      (516)     (368)    (476)   (2,855)        N/A        N/A
-------------------------------------------------------------------------------------------------------------
             N/A       N/A     (232)     (282)      (237)       17     (331)   (2,653)          0        N/A
-------------------------------------------------------------------------------------------------------------
          14,221    (1,297)   5,434      (401)     7,636     9,164  (13,110)  (14,749)     (6,136)       836
-------------------------------------------------------------------------------------------------------------
          30,875    26,493    4,667     3,256      2,290    22,524  (13,443)   (3,748)     (8,437)     8,839
         141,892   115,399   62,032    58,776    143,599   121,075   54,675    58,423     133,951    125,112
-------------------------------------------------------------------------------------------------------------
        $172,767  $141,892  $66,699   $62,032   $145,889  $143,599  $41,232   $54,675   $ 125,514  $ 133,951
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

        $     61  $     24  $    31   $    34   $     17  $     92       --   $  (362)  $      23  $     135
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
             940       477      648       470      1,065     1,011      320       137         752       1057
              95        68        8         6        164       159       28        59         162        166
            (532)     (601)    (390)     (481)      (845)     (726)  (1,951)   (1,786)     (1,210)    (1,176)
-------------------------------------------------------------------------------------------------------------
             503       (56)     266        (5)       384       444   (1,603)   (1,590)       (296)        47
-------------------------------------------------------------------------------------------------------------
             N/A       N/A       12        10          9        13        8        11         N/A        N/A
             N/A       N/A        3         4          4         5       10        17         N/A        N/A
             N/A       N/A      (26)      (27)       (25)      (17)     (59)     (416)        N/A        N/A
-------------------------------------------------------------------------------------------------------------
             N/A       N/A      (11)      (13)       (12)        1      (41)     (388)         --         --
-------------------------------------------------------------------------------------------------------------
             503       (56)     255       (18)       372       445   (1,644)   (1,978)       (296)        47
-------------------------------------------------------------------------------------------------------------

 Statement of Cash Flows
YEAR ENDED DECEMBER 31, 1996
(All numbers in thousands)

                                                          THE
                                                        MONITOR
                                                        MORTGAGE
                                                       SECURITIES
                                                          FUND
-----------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income received                              $ 3,822
Payment of operating expenses                              (312)
Proceeds from sales and maturities of investments        68,098
Purchases of investments                                (46,266)
Net purchases of short-term investments                    (719)
-----------------------------------------------------------------
 Cash provided by operating activities                   24,623
-----------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds used in Fund share activity                (13,470)
Decrease on payable for dollar roll transactions         (8,279)
Distributions paid                                       (2,875)
-----------------------------------------------------------------
 Cash used by financing activities                      (24,624)
-----------------------------------------------------------------
 Net change in cash                                          (1)
 Cash at beginning of period                                  1
-----------------------------------------------------------------
 Cash at end of period                                        0
-----------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
 OPERATIONS TO CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations      2,854
Net decrease in investments                              21,455
Decrease in interest receivable                             260
Decrease in receivable for investments sold                  41
Decrease in deferred expenses                                 4
Increase in accrued expenses                                  9
-----------------------------------------------------------------
 Cash provided by operating activities                  $24,623
-----------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                      [This Page Intentionally Left Blank]

 Financial Highlights
MONEY MARKET FUNDS
(For a share outstanding throughout each period)

                                     DISTRIBUTIONS TO
                NET ASSET              SHAREHOLDERS   NET ASSET
                 VALUE,      NET         FROM NET      VALUE,
 YEAR ENDED     BEGINNING INVESTMENT    INVESTMENT     END OF     TOTAL
 DECEMBER 31,   OF PERIOD   INCOME        INCOME       PERIOD   RETURN(B)
 ------------------------------------------------------------------------
 TRUST SHARES
 THE MONITOR MONEY
  MARKET FUND
 1992             $1.00      0.03         (0.03)        $1.00     3.44%
 1993             $1.00      0.03         (0.03)        $1.00     2.74%
 1994             $1.00      0.04         (0.04)        $1.00     3.86%
 1995             $1.00      0.05         (0.05)        $1.00     5.58%
 1996             $1.00      0.05         (0.05)        $1.00     5.01%
 THE MONITOR OHIO MUNICIPAL MONEY
  MARKET FUND
 1992             $1.00      0.03         (0.03)        $1.00     2.61%
 1993             $1.00      0.02         (0.02)        $1.00     2.08%
 1994             $1.00      0.02         (0.02)        $1.00     2.41%
 1995             $1.00      0.04         (0.04)        $1.00     3.57%
 1996             $1.00      0.03         (0.03)        $1.00     3.14%
 THE MONITOR U.S. TREASURY MONEY
  MARKET FUND
 1992             $1.00      0.03         (0.03)        $1.00     3.43%
 1993             $1.00      0.03         (0.03)        $1.00     2.77%
 1994             $1.00      0.04         (0.04)        $1.00     3.79%
 1995             $1.00      0.05         (0.05)        $1.00     5.53%
 1996             $1.00      0.05         (0.05)        $1.00     4.98%
 INVESTMENT SHARES
 THE MONITOR MONEY
  MARKET FUND
 1992             $1.00      0.03         (0.03)        $1.00     3.34%
 1993             $1.00      0.03         (0.03)        $1.00     2.63%
 1994             $1.00      0.04         (0.04)        $1.00     3.76%
 1995             $1.00      0.05         (0.05)        $1.00     5.48%
 1996             $1.00      0.05         (0.05)        $1.00     4.90%
 THE MONITOR OHIO MUNICIPAL MONEY
  MARKET FUND
 1992             $1.00      0.03         (0.03)        $1.00     2.51%
 1993             $1.00      0.02         (0.02)        $1.00     1.98%
 1994             $1.00      0.02         (0.02)        $1.00     2.31%
 1995             $1.00      0.03         (0.03)        $1.00     3.47%
 1996             $1.00      0.03         (0.03)        $1.00     3.04%
 THE MONITOR U.S. TREASURY MONEY
  MARKET FUND
 1993(a)          $1.00      0.01         (0.01)        $1.00     0.54%
 1994             $1.00      0.04         (0.04)        $1.00     3.68%
 1995             $1.00      0.05         (0.05)        $1.00     5.43%
 1996             $1.00      0.05         (0.05)        $1.00     4.87%
 ------------------------------------------------------------------------

 (a)Reflects operations for the period from October 19, 1993 (date of initial public investment) to December 31, 1993.

 (b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c)Computed on an annualized basis.

 (d)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

 (See Notes which are an integral part of the Financial Statements)

              RATIO TO AVERAGE NET ASSETS
  --------------------------------------------------------------
                       NET                         EXPENSE                     NET ASSETS,
                    INVESTMENT                WAIVER/REDUCTION/               END OF PERIOD
  EXPENSES            INCOME                  REIMBURSEMENT(D)                (000 OMITTED)
 -------------------------------------------------------------------------------------
  0.50%                3.38%                         --                         $291,818
  0.51%                2.70%                        0.02%                       $337,276
  0.51%                3.75%                        0.02%                       $287,805
  0.53%                5.44%                        0.03%                       $296,764
  0.53%                4.90%                         --                         $337,962
  0.49%                2.60%                        0.14%                       $ 48,893
  0.45%                2.07%                        0.20%                       $ 40,141
  0.45%                2.40%                        0.19%                       $ 39,624
  0.42%                3.52%                        0.20%                       $ 56,551
  0.42%                3.10%                        0.12%                       $ 56,654
  0.41%                3.34%                         --                         $146,453
  0.40%                2.74%                        0.01%                       $231,123
  0.42%                3.76%                        0.02%                       $256,538
  0.43%                5.40%                        0.03%                       $277,142
  0.42%                4.87%                         --                         $474,593
  0.60%                3.26%                         --                         $ 19,962
  0.61%                2.60%                        0.02%                       $ 21,583
  0.61%                3.85%                        0.02%                       $ 41,629
  0.63%                5.30%                        0.03%                       $ 91,288
  0.63%                4.80%                         --                         $ 97,557
  0.59%                2.35%                        0.14%                       $  2,452
  0.55%                1.88%                        0.20%                       $ 20,312
  0.55%                2.30%                        0.19%                       $ 37,134
  0.52%                3.42%                        0.20%                       $ 55,469
  0.52%                3.00%                        0.12%                       $ 74,102
  0.50%(c)             2.65%(c)                     0.16%(c)                    $    948
  0.52%                3.66%                        0.17%                       $ 20,390
  0.53%                5.28%                        0.18%                       $ 38,973
  0.52%                4.77%                        0.15%                       $ 47,884
 -------------------------------------------------------------------------------------

 Financial Highlights
EQUITY FUNDS
(For a share outstanding throughout each period)

                                                                              DISTRIBUTIONS TO
                                                             DISTRIBUTIONS TO   SHAREHOLDERS   DISTRIBUTIONS
              NET ASSET             NET REALIZED               SHAREHOLDERS       FROM NET       IN EXCESS
               VALUE,      NET     AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN      OF NET
 YEAR ENDED   BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT    INVESTMENT
DECEMBER 31,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS     INCOME(A)
------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR GROWTH FUND
1992           $24.78      0.56         1.36         1.92         (0.55)           (0.39)           --
1993           $25.76      0.46         0.44         0.90         (0.47)           (0.02)           --
1994           $26.17      0.39         0.21         0.60         (0.40)           (0.07)           --
1995           $26.30      0.43         7.62         8.05         (0.43)           (3.11)           --
1996           $30.81      0.40         4.72         5.12         (0.40)           (1.56)           --
THE MONITOR INCOME EQUITY FUND
1992           $20.90      0.75         0.79         1.54         (0.74)             --             --
1993           $21.70      0.74         1.57         2.31         (0.74)           (0.06)           --
1994           $23.21      0.88        (1.29)       (0.41)        (0.87)             --             --
1995           $21.93      0.94         5.34         6.28         (0.96)             --             --
1996           $27.25      1.00         3.51         4.51         (1.00)           (0.50)           --
INVESTMENT SHARES
THE MONITOR GROWTH FUND
1992           $24.78      0.49         1.36         1.85         (0.48)           (0.39)           --
1993           $25.76      0.40         0.43         0.83         (0.41)           (0.02)           --
1994           $26.16      0.33         0.22         0.55         (0.33)           (0.07)           --
1995           $26.31      0.35         7.61         7.96         (0.35)           (3.11)           --
1996           $30.81      0.31         4.73         5.04         (0.33)           (1.56)           --
------------------------------------------------------------------------------------------------------------

(a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(d) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required beginning in fiscal 1996.

(See Notes which are an integral part of the Financial Statements)

                                        RATIO TO AVERAGE NET ASSETS
               NET ASSET           -------------------------------------
                VALUE,                         NET          EXPENSE       NET ASSETS,  PORTFOLIO  AVERAGE
    TOTAL       END OF     TOTAL            INVESTMENT WAIVER/REDUCTION/ END OF PERIOD TURNOVER  COMMISSION
DISTRIBUTIONS   PERIOD   RETURN(B) EXPENSES   INCOME   REIMBURSEMENT(C)  (000 OMITTED)   RATE     RATE(D)
-----------------------------------------------------------------------------------------------------------
    (0.94)      $25.76      7.88%    0.91%     2.25%         0.01%         $ 90,096        36%        n/a
    (0.49)      $26.17      3.53%    0.84%     1.79%         0.04%         $109,576        29%        n/a
    (0.47)      $26.30      2.28%    0.88%     1.52%         0.04%         $103,463        42%        n/a
    (3.54)      $30.81     30.75%    0.86%     1.34%         0.05%         $143,421        37%        n/a
    (1.96)      $33.97     16.72%    0.83%     1.20%          --           $175,764        21%    $0.0452
    (0.74)      $21.70      7.49%    0.85%     3.53%         0.01%         $ 95,182        22%        n/a
    (0.80)      $23.21     10.85%    0.82%     3.29%          --           $135,618        10%        n/a
    (0.87)      $21.93     (1.82%)   0.84%     3.91%          --           $115,399        50%        n/a
    (0.96)      $27.25     29.26%    0.82%     3.85%          --           $141,892        17%        n/a
    (1.50)      $30.26     16.88%    0.82%     3.50%          --           $172,767        25%    $0.0352
    (0.87)      $25.76      7.57%    1.16%     2.03%         0.01%         $  3,637        36%        n/a
    (0.43)      $26.16      3.25%    1.10%     1.54%         0.04%         $  3,961        29%        n/a
    (0.40)      $26.31      2.08%    1.13%     1.27%         0.04%         $  3,212        42%        n/a
    (3.46)      $30.81     30.40%    1.11%     1.08%         0.05%         $  3,777        37%        n/a
    (1.89)      $33.96     16.43%    1.08%     0.93%          --           $  4,285        21%    $0.0452
-----------------------------------------------------------------------------------------------------------

 Financial Highlights
INCOME FUNDS
(For a share outstanding throughout each period)

                                                                              DISTRIBUTIONS TO
                                                             DISTRIBUTIONS TO   SHAREHOLDERS   DISTRIBUTIONS
              NET ASSET             NET REALIZED               SHAREHOLDERS       FROM NET       IN EXCESS
               VALUE,      NET     AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN      OF NET
 YEAR ENDED   BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT    INVESTMENT
DECEMBER 31,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS     INCOME(B)
------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1992           $21.05      0.98         0.26         1.24         (0.98)              --              --
1993           $21.31      0.96         0.73         1.69         (0.96)              --              --
1994           $22.04      0.99        (1.55)       (0.56)        (0.98)              --              --
1995           $20.50      1.01         1.27         2.28         (1.01)              --              --
1996           $21.77      1.01        (0.28)        0.73         (1.01)              --              --
THE MONITOR FIXED INCOME
SECURITIES FUND
1992           $21.58      1.37        (0.02)        1.35         (1.47)           (0.12)          (0.02)
1993           $21.32      1.28         0.88         2.16         (1.39)           (0.06)             --
1994           $22.03      1.28        (2.28)       (1.00)        (1.34)              --              --
1995           $19.69      1.34         2.09         3.43         (1.34)              --              --
1996           $21.78      1.34        (0.83)        0.51         (1.35)              --              --
THE MONITOR MORTGAGE SECURITIES
FUND
1992(a)(f)     $10.00      0.63         0.29         0.92         (0.61)           (0.04)             --
1993(f)        $10.27      1.50        (0.28)        1.22         (1.46)           (0.10)             --
1994(f)        $ 9.93      0.89        (3.19)       (2.30)        (0.93)              --           (0.01)
1995(f)        $ 6.69      0.55         1.46         2.01         (0.55)              --           (0.06)
1996(f)        $ 8.09      0.55        (0.04)        0.51         (0.54)              --              --
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME
SECURITIES FUND
1992           $21.15      1.36        (0.09)        1.27         (1.36)           (0.32)          (0.11)
1993           $20.63      1.19         0.31         1.50         (1.31)           (0.25)             --
1994           $20.57      1.13        (1.33)       (0.20)        (1.23)              --              --
1995           $19.14      1.18         1.21         2.39         (1.18)              --              --
1996           $20.35      1.17        (0.37)        0.80         (1.19)              --              --
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1992           $21.05      0.93         0.26         1.19         (0.93)              --              --
1993           $21.31      0.90         0.73         1.63         (0.90)              --              --
1994           $22.04      0.94        (1.56)       (0.62)        (0.92)              --              --
1995           $20.50      0.96         1.27         2.23         (0.96)              --              --
1996           $21.77      0.96        (0.29)        0.67         (0.96)              --              --
THE MONITOR FIXED INCOME
SECURITIES FUND
1992           $21.58      1.33        (0.04)        1.29         (1.37)           (0.12)          (0.06)
1993           $21.32      1.19         0.92         2.11         (1.33)           (0.06)             --
1994           $22.04      1.23        (2.29)       (1.06)        (1.28)              --              --
1995           $19.70      1.29         2.09         3.38         (1.30)              --              --
1996           $21.78      1.29        (0.83)        0.46         (1.29)              --              --
THE MONITOR MORTGAGE SECURITIES
FUND
1992(a)(f)     $10.00      0.62         0.28         0.90         (0.60)           (0.03)             --
1993(f)        $10.27      1.47        (0.27)        1.20         (1.43)           (0.10)             --
1994(f)        $ 9.94      0.87        (3.19)       (2.32)        (0.91)              --           (0.01)
1995(f)        $ 6.70      0.55         1.46         2.01         (0.55)              --           (0.04)
1996(f)        $ 8.12      0.53        (0.04)        0.49         (0.53)              --              --
------------------------------------------------------------------------------------------------------------

(a)Reflects operations for the period from June 2, 1992 (date of initial public investment) to December 31, 1992.
(b) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.
(c)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(e)Computed on an annualized basis.
(f) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(See Notes which are an integral part of the Financial Statements)

                                           RATIOS TO AVERAGE NET ASSETS
                                       ----------------------------------------
                  NET ASSET                                                     NET ASSETS,
                   VALUE,                            NET       EXPENSE WAIVER/    END OF    PORTFOLIO
      TOTAL        END OF     TOTAL               INVESTMENT      REDUCTION/    PERIOD (000 TURNOVER
  DISTRIBUTIONS    PERIOD   RETURN(C)  EXPENSES     INCOME     REIMBURSEMENT(D)  OMITTED)     RATE
-----------------------------------------------------------------------------------------------------
      (0.98)       $21.31      6.04%     0.91%       4.62%             --        $ 47,557        3%
      (0.96)       $22.04      8.08%     0.82%       4.39%           0.04%       $ 59,541        2%
      (0.98)       $20.50     (2.57%)    0.77%       4.68%           0.04%       $ 56,469       12%
      (1.01)       $21.77     11.35%     0.78%       4.74%           0.08%       $ 59,869       13%
      (1.01)       $21.49      3.48%     0.76%       3.49%             --        $ 64,799        6%
      (1.61)       $21.32      6.54%     0.83%       6.49%             --        $ 87,107       15%
      (1.45)       $22.03     10.32%     0.74%       5.87%           0.04%       $112,103        7%
      (1.34)       $19.69     (4.62%)    0.75%       6.26%           0.04%       $119,117       23%
      (1.34)       $21.78     17.95%     0.77%       6.41%           0.05%       $141,423       20%
      (1.35)       $20.94      2.56%     0.74%       6.39%             --        $144,038       16%
      (0.65)       $10.27      9.12%     0.58%(e)   10.60%(e)        0.19%(e)    $ 90,677       50%
      (1.56)       $ 9.93     12.10%     0.78%      14.20%           0.04%       $ 90,461      154%
      (0.94)       $ 6.69    (24.59%)    0.88%      11.16%           0.12%       $ 54,164       91%
      (0.61)       $ 8.09     31.10%     0.49%       7.29%           0.63%       $ 52,667      194%
      (0.54)       $ 8.06      6.56%     0.67%       6.86%           0.29%       $ 39,566       90%
      (1.79)       $20.63      6.25%     0.74%       6.44%             --        $123,400       41%
      (1.56)       $20.57      7.43%     0.71%       5.70%             --        $123,897       24%
      (1.23)       $19.14     (0.98%)    0.72%       5.76%             --        $125,112       38%
      (1.18)       $20.35     12.81%     0.74%       5.93%             --        $133,951       40%
      (1.19)       $19.96      4.08%     0.72%       5.83%             --        $125,514       39%
      (0.93)       $21.31      5.76%     1.16%       4.36%             --        $  1,339        3%
      (0.90)       $22.04      7.78%     1.07%       4.13%           0.04%       $  2,838        2%
      (0.92)       $20.50     (2.83%)    1.02%       4.43%           0.04%       $  2,307       12%
      (0.96)       $21.77     11.10%     1.03%       4.49%           0.08%       $  2,163       13%
      (0.96)       $21.48      3.20%     1.01%       3.24%             --        $  1,900        6%
      (1.55)       $21.32      6.25%     1.08%       6.16%             --        $    845       15%
      (1.39)       $22.04     10.07%     0.99%       5.61%           0.04%       $  2,563        7%
      (1.28)       $19.70     (4.88%)    1.00%       6.01%           0.04%       $  1,958       23%
      (1.30)       $21.78     17.63%     1.02%       6.17%           0.05%       $  2,176       20%
      (1.29)       $20.95      2.32%     0.99%       6.12%             --        $  1,851       16%
      (0.63)       $10.27      8.97%     0.83%(e)   10.35%(e)        0.44%(e)    $  4,742       50%
      (1.53)       $ 9.94     11.94%     1.03%      13.95%           0.29%       $  8,533      154%
      (0.92)       $ 6.70    (24.72%)    1.13%      10.91%           0.37%       $  4,259       91%
      (0.59)       $ 8.12     31.13%     0.76%       7.40%           0.73%       $  2,008      194%
      (0.53)       $ 8.08      6.25%     0.92%       6.57%           0.53%       $  1,666       90%
-----------------------------------------------------------------------------------------------------

 Combined Notes to Financial Statements
DECEMBER 31, 1996

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified and two non-diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Funds comprise the Trust:

 The Monitor Money Market Fund ("Money Market") The Monitor Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")* The Monitor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") The Monitor Growth Fund ("Growth") The Monitor Income Equity Fund ("Income Equity") The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")* The Monitor Fixed Income Securities Fund ("Fixed Income") The Monitor Mortgage Securities Fund
  ("Mortgage Securities") The Monitor Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income") *non-diversified portfolio

Money Market, Ohio Municipal Money Market, U.S. Treasury Money Market, Growth, Ohio Tax-Free, Fixed Income, and Mortgage Securities each offer two classes of shares ("Trust Shares" and "Investment Shares"). Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to distribution plans (the "Plans") adopted in accordance with Rule 12b-1 under the Act. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.

A. INVESTMENT VALUATIONS

Securities of the money market funds (Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market) are valued using amortized cost, which approximates market value. The Trust's use of the amortized cost method to value the money market funds' portfolio securities is conditioned on their compliance with Rule 2a-7 under the Act.

Equity securities held by the Growth and Income Equity which are listed on the New York Stock Exchange or other national securities exchanges are valued at the last sale price or, if there has been no sale on that day, at the mean between bid and asked prices. Unlisted equity securities are valued at the latest bid prices. Bonds and other fixed income securities held by all the Funds (other than the Mortgage Securities) which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued by an independent pricing service that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

U.S. Government obligations held by the Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Portfolio securities for which market quotations are not readily available are valued on the basis of quotations provided by dealers in such securities.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, it's the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). For stripped mortgage backed securities, Mortgage Securities uses the constant yield method for income recognition purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the tax nature of distributions. As of December 31, 1996, $87,528 and $24,087 of undistributed net investment income and accumulated net realized gain (loss) on investments, respectively, have been reclassified from paid-in-capital in the Mortgage Securities Fund. In addition, $220,472 has been reclassified from accumulated net realized gain (loss) on investments to undistributed net investment income. Net investment income, net realized loss, and net assets were not affected by this change.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At December 31, 1996, Ohio Tax-Free, Income Equity, Fixed Income, Mortgage Securities, and Short/Intermediate Fixed Income, for federal tax purposes, had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

                                     1994          1995          1996
                                 CARRYFORWARDS CARRYFORWARDS CARRYFORWARDS
                                 TO EXPIRE IN  TO EXPIRE IN  TO EXPIRE IN
                                     2002          2003          2004
--------------------------------------------------------------------------
Ohio Tax-Free                     $       --    $    5,772     $      --
Fixed Income                         805,002       420,034            --
Mortgage Securities               10,747,726    10,945,577     2,321,082
Short/Intermediate Fixed Income      120,517       256,995            --
--------------------------------------------------------------------------

E. DOLLAR ROLL TRANSACTIONS

Mortgage Securities may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. These amounts are included in interest income. The Fund maintains a segregated account, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.

F. OTHER

Investment transactions are accounted for on the trade date.

G. STATEMENT OF CASH FLOWS

A Statement of Cash Flows is presented for Mortgage Securities due to its participation in dollar roll transactions, which are considered to be financing transactions. This statement presents information on financial transactions which have been settled through the receipt or disbursement of cash. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at December 31, 1996.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington Trust Company, N.A., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee for each of the Funds at the following annual rates:
Money Market and Ohio Municipal Money Market: 0.30% of the first $500 million of average daily net assets of each Fund, 0.25% of the next $500 million, and 0.20% of any amount over $1 billion; U.S. Treasury Money Market: 0.20% of the Fund's average daily net assets; Growth and Income Equity: 0.60% of each Fund's average daily net assets; and Ohio Tax-Free, Fixed Income, Mortgage Securities and Short/Intermediate Fixed Income: 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Piper Capital Management, Inc. (the "Sub-adviser"), pursuant to which the Sub-adviser assists the Adviser in the purchase, sale and exchange of the portfolio investments for the Mortgage Securities. The Sub-adviser receives from the Adviser an annual fee equal to 0.15% of the Fund's average daily net assets.

ADMINISTRATION FEE--Commencing January 11, 1996, SEI Financial Management Corporation ("SFM") serves as administrator to each Fund under an Administration Agreement. SFM is entitled to receive an annual fee of .11% of each Fund's average net assets, paid monthly, for services performed under the Administration Agreement. SFM has entered into an agreement with The Huntington Trust Company ("Huntington") pursuant to which Huntington provides certain administrative services to the Funds. Effective January 11, 1996, SEI Financial Services Company ("SFS") acts as the Fund's Distributor pursuant to a distribution agreement.

DISTRIBUTION PLAN--Each Fund offering Investment Shares has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Act. Growth, Ohio Tax-Free, Fixed Income, Money Market, and Ohio Municipal Money Market reimbursed SFS, the Funds' principal distributor, from the net assets of the respective Fund for fees SFS paid which relate to distribution and administrative services with regard to the respective Fund's Investment Shares, if any. Mortgage Securities and U.S. Treasury Money Market, have adopted a separate Plan, which provides that Mortgage Securities and U.S. Treasury Money Market pay SFS to finance any activity which is principally intended to result in the sale of their Investment Shares subject to their Plan. The Plans provide that all of the Funds may incur distribution expenses of up to 0.25% (except for Mortgage Securities, which may incur up to 0.50%) of average daily net assets of each Fund's Investment Shares, on an annual basis, to reimburse or compensate, as the case may be, SFS. Money Market, Ohio Municipal Money Market, and U.S. Treasury Money Market incurred fees of 0.10%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES-- Commencing January 11, 1996, SFM serves as transfer and dividend disbursing agent for the Funds for which it received a fee. The fee was based on the size, type and number of accounts and transactions made by shareholders.

Huntington provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments, with the exception of Mortgage Securities, for which American Data Services, Inc. ("ADS") provided these services. Huntington receives an annual fee based on the level of each Fund's average daily net assets, with the exception of the Mortgage Securities Fund.

Huntington is the custodian of the Funds' investments and other assets for which it receives a fee. The fee is based on the level of each Fund's average daily net assets.

For the fiscal year ended December 31, 1996, certain Officers of the Trust were Officers of SFM and SFS. Such Officers receive no compensation from the Trust.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended December 31, 1996, were as follows:

            INVESTMENT SECURITIES
            ---------------------
                         INCOME        OHIO
             GROWTH      EQUITY      TAX-FREE
-----------------------------------------------
Purchases  $44,547,668 $31,448,859  $8,133,215
Sales      $33,547,822 $26,830,145  $3,643,972
-----------------------------------------------
                                      SHORT/
                                   INTERMEDIATE
              FIXED     MORTGAGE      FIXED
             INCOME    SECURITIES     INCOME
-----------------------------------------------
Purchases  $24,828,179          --  $4,422,875
Sales      $ 6,933,540          -- $10,497,870
-----------------------------------------------

         U.S. GOVERNMENT OBLIGATIONS
         ---------------------------
                         INCOME        OHIO
             GROWTH      EQUITY      TAX-FREE
-----------------------------------------------
Purchases           -- $14,545,625          --
Sales               -- $10,118,750          --
-----------------------------------------------
                                      SHORT/
                                   INTERMEDIATE
              FIXED     MORTGAGE      FIXED
             INCOME    SECURITIES     INCOME
-----------------------------------------------
Purchases  $ 2,471,934 $46,265,930 $43,437,930
Sales      $13,973,388 $67,431,369 $43,244,414
-----------------------------------------------

(5) INVESTMENT CONCENTRATION

Ohio Tax-Free and Ohio Municipal Money Market invest a substantial portion of their assets in obligations and notes issued by the State of Ohio, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. It is the Fund's policy that such issues must have been rated A or better by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Group, for Ohio Tax-Free, or A-2, P-2 for Ohio Municipal Money Market or, if not rated, of equivalent quality as determined by the Funds' investment adviser.

If there should be a default or other financial crisis relating to the State of Ohio, an Ohio municipality or an agency or instrumentally of the State or the municipality, the market value and marketability of the Ohio municipal bonds in Ohio Municipal Money Market and Ohio Tax-Free's portfolios and the interest income to the two Funds could be adversely affected.

 Explanation of the Indices in the Management Discussion & Analysis Ohio Tax-Free Fund

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
 **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
  +The LBSGO and the LB5GO are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
  ++The LSMD and LIMD each represent the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in the respective categories, and are not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Fixed Income Securities Fund

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
 **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
  +The LBGCB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
  ++The LIIGDF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Mortgage Securities Fund

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3-5YUST has been adjusted to reflect reinvestment of dividends on securities in the index.
 **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3-5YUST has been adjusted to reflect reinvestment of dividends on securities in the index.
  +The ML3-5YUST and LMI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
  ++The LUSMF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Short/Intermediate Fixed Income Securities Fund

*The Fund's performance assumes the reinvestment of all dividends and distributions. The LIGC and the ML1-5YCT have been adjusted to reflect reinvestment of dividends on securities in the indices.
+The LIGC, ML1-5YCT and MLI-5YGC are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
++The LSTIGDF represents the average of the total returns reported by all the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, the total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

 Report of Independent Accountants
To the Shareholders and Trustees of The Monitor Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of cash flows (for The Monitor Mortgage Securities Fund) and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of The Monitor Money Market Fund, The Monitor Ohio Municipal Money Market Fund, The Monitor U.S. Treasury Money Market Fund, The Monitor Growth Fund, The Monitor Income Equity Fund, The Monitor Ohio Tax-Free Fund, The Monitor Fixed Income Securities Fund, The Monitor Mortgage Securities Fund and The Monitor Short/Intermediate Fixed Income Securities Fund (constituting The Monitor Funds, hereafter referred to as the "Trust") at December 31, 1996, and the results of each of their operations, the cash flows of The Monitor Mortgage Securities Fund, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and, with respect to unsettled security transactions, the application of alternative auditing procedures, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP Columbus, OH February 14, 1997

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

 Trustees

David S. Schoedinger
John M. Shary
Richard Sisson, Ph.D
William R. Wise

 Officers

David G. Lee
 President and Chief Executive Officer
Robert DellaCroce
 Controller, Treasurer and Chief Financial Officer
Kathryn L. Stanton
 Vice President and Secretary
Marc H. Cahn
 Vice President and Assistant Secretary
Todd Cipperman
 Vice President and Assistant Secretary
Joseph M. Lydon
 Vice President and Assistant Secretary
Barbara A. Nugent
 Vice President and Assistant Secretary
Kevin P. Robins
 Vice President and Assistant Secretary
Bradley J. Schram
 Assistant Secretary



MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

    This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

SEI Financial Services Company
Distributor

609409107         609409602
609409875         609409842         609409826
609409305         609409701         609409776
609409867         609409404         609409784
609409503         609409834         609409883
609409768         609409800         1400022  (2/97)